Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 98.0%
	Alabama - 3.4%
$ 1,100,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2027	$1,342,539
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	115,008
90,000	Jefferson County, AL 5.00%, 04/01/2024	102,444
1,000,000	Lower Alabama Gas Dist 5.00%, 09/01/2031	1,203,700
1,000,000	State of Alabama Docks Department 5.00%, 10/01/2026	1,169,000
245,000	Tuscaloosa County, AL, Industrial Dev Auth 5.25%, 05/01/2044(1)(2)	262,459

		4,195,150

	Arizona - 1.3%
480,000	Coconino County, AZ, Pollution Control Corp. 1.80%, 09/01/2032(3)	476,875
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031	219,715
750,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	766,778
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	110,689

		1,574,057

	California - 4.6%
145,000	California County Tobacco Securitization Agency, CA 5.00%, 06/01/2020	149,105
1,000,000	California State 5.00%, 04/01/2035	1,235,380
	City of Los Angeles, CA, Department of Airports
1,450,000	5.00%, 05/15/2035	1,727,037
1,500,000	5.00%, 05/15/2040	1,551,390
150,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2032(4)	95,314
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	572,120
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	111,532
	San Joaquin Hills, CA, Transportation Corridor Agency
80,000	0.00%, 01/15/2026(4)	65,687
215,000	0.00%, 01/15/2032(4)	137,695
70,000	0.00%, 01/15/2035(4)	39,367

		5,684,627

	Colorado - 1.9%
720,000	Arapahoe County, CO, School Dist No. 6 Littleton 5.50%, 12/01/2031	927,633
175,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(1)	180,847
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,243,457

		2,351,937

	Connecticut - 2.8%
100,000	City of Bridgeport, CT 5.00%, 07/15/2034	116,152
1,000,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	1,078,210
	State of Connecticut
380,000	5.00%, 11/15/2025	445,782
1,000,000	5.00%, 09/15/2027	1,204,760

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 500,000	5.00%, 04/15/2029	$593,200

		3,438,104

	District of Columbia - 1.5%
1,500,000	District of Columbia 5.00%, 06/01/2027	1,817,655

	Florida - 4.1%
125,000	Atlantic Beach, FL 5.00%, 11/15/2043	137,834
1,000,000	Greater Orlando Aviation Auth 5.00%, 10/01/2037	1,164,740
1,550,000	JEA, FL, Electric System Rev 5.00%, 10/01/2022	1,697,513
1,500,000	5.00%, 10/01/2028	1,786,080
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	40,170
250,000	South Miami, FL, Health Facs Auth 5.00%, 08/15/2019	252,293

		5,078,630

	Georgia - 2.7%
	Burke County, GA, Dev Auth Rev
1,000,000	2.05%, 10/01/2032(3)	991,200
200,000	3.00%, 11/01/2045(3)	201,626
	Main Street, GA, Natural Gas, Inc.
665,000	5.00%, 05/15/2032	782,326
200,000	5.50%, 09/15/2023	227,052
1,000,000	Municipal Electric Auth, GA 5.00%, 01/01/2028	1,154,350

		3,356,554

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	119,892

	Illinois - 11.4%
	Chicago, IL, Board of Education
105,000	0.00%, 12/01/2023(4)	90,140
110,000	0.00%, 12/01/2026(4)	83,933
65,000	5.00%, 12/01/2020	67,352
250,000	5.00%, 12/01/2024	269,100
250,000	5.00%, 04/01/2033	278,495
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,602,301
445,000	5.00%, 06/01/2024	502,668
130,000	5.25%, 12/01/2024	139,935
105,000	5.25%, 12/01/2025	112,775
400,000	City of Chicago, IL 5.00%, 01/01/2024	432,552
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	100,075
50,000	5.50%, 01/01/2030	59,062
100,000	Cook County, IL, GO 5.00%, 11/15/2021	107,305
1,075,000	Decatur, IL, GO 5.00%, 03/01/2035	1,212,933
205,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2025(4)	168,330
150,000	Illinois State Finance Auth Rev 5.00%, 11/15/2045	163,895
	Illinois State Toll Highway Auth
150,000	5.00%, 01/01/2030	181,435
500,000	5.00%, 01/01/2031	606,975
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, No. 300
1,000,000	5.00%, 01/01/2021	1,051,360
100,000	5.00%, 01/01/2032	115,249

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 150,000	Kendall Kane & Will Counties, IL, Unified School Dist 0.00%, 02/01/2027(4)	$122,228
100,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2019(4)	99,725
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	163,176
75,000	5.25%, 06/01/2021	79,919
150,000	Regional Transportation Auth, IL 5.00%, 06/01/2024	171,528
500,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2029	582,380
	State of Illinois
1,250,000	5.00%, 06/15/2022	1,346,875
115,000	5.00%, 06/15/2027	127,941
	State of Illinois
1,040,000	5.00%, 03/01/2021	1,085,822
450,000	5.00%, 12/01/2024	491,634
1,000,000	5.00%, 02/01/2027	1,100,220
300,000	5.00%, 11/01/2027	331,596
750,000	5.25%, 12/01/2030	830,865
100,000	Village of Bolingbrook, IL 5.00%, 01/01/2028	119,517

		13,999,296

	Iowa - 1.2%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2020	417,528
350,000	5.00%, 12/01/2025	402,363
575,000	State of Iowa, Fin Auth 5.00%, 02/15/2027	688,097

		1,507,988

	Kentucky - 1.3%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	123,857
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	109,301
1,250,000	Louisville, KY, Regional Airport Auth 5.00%, 07/01/2021	1,326,950

		1,560,108

	Maryland - 0.0%
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	40,913

	Massachusetts - 3.5%
1,500,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2042	1,765,965
	Massachusetts Dev Finance Agency
250,000	5.00%, 07/01/2020	258,157
255,000	5.00%, 07/01/2031	290,264
405,000	5.00%, 07/01/2031	482,181
575,000	5.00%, 07/01/2034	676,286
100,000 500,000	5.00%, 07/01/2034 5.00%, 07/01/2043	112,746 570,610
100,000	5.00%, 07/01/2048	113,572

		4,269,781

	Michigan - 4.0%
345,000	City of Detroit, MI, GO 5.00%, 04/01/2022	363,109
	Michigan Finance Auth
1,100,000	5.00%, 07/01/2035	1,246,212
500,000	5.00%, 11/01/2035	597,970
	Michigan State Housing Dev Auth
1,250,000	4.25%, 06/01/2049	1,343,562
680,000	4.25%, 12/01/2049	735,121

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	$586,050

		4,872,024

	Minnesota - 1.7%
750,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	806,077
1,000,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2035	1,020,660
200,000	Saint Francis, MN, Independent School Dist, No. 15 4.00%, 02/01/2030	212,478

		2,039,215

	Mississippi - 1.7%
750,000	Mississippi Dev Bank 5.00%, 10/01/2027	902,902
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,220,950

		2,123,852

	Missouri - 1.0%
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	538,665
650,000	Saint Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	727,291

		1,265,956

	Nevada - 1.4%
280,000	City of Reno, NV 5.00%, 06/01/2033	329,633
1,000,000	Clark County, NV, School Dist 5.00%, 06/15/2026	1,181,670
200,000	Las Vegas, NV, New Convention Center Auth 5.00%, 07/01/2029	228,140

		1,739,443

	New Jersey - 2.3%
1,000,000	City of Bayonne, NJ 0.00%, 07/01/2023(4)	913,790
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	432,408
150,000	5.00%, 06/15/2023	165,048
255,000	New Jersey Educational Facs Auth 5.00%, 06/01/2020	263,050
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	140,114
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	273,892
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	384,241
250,000	5.00%, 06/01/2029	296,445

		2,868,988

	New Mexico - 0.1%
100,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	106,414

	New York - 9.2%
785,000	City of New York, NY, GO 5.00%, 08/01/2034	962,842
480,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2020	503,688
	New York City, NY, Transitional Finance Auth
100,000	4.50%, 11/01/2019	101,466
2,000,000	5.00%, 08/01/2035	2,423,040
1,250,000	New York City, NY, Water & Sewer System 5.25%, 06/15/2040	1,255,525
160,000	New York State Dormitory Auth Rev 3.00%, 07/01/2019	160,381

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 200,000	5.00%, 02/15/2031	$242,446
1,000,000	5.00%, 03/15/2035	1,217,380
750,000	5.00%, 03/15/2037	906,577
1,000,000	5.00%, 02/15/2038	1,174,050
1,000,000	5.00%, 03/15/2043	1,164,680
275,000	New York State Thruway Auth Rev 4.00%, 05/01/2019	275,000
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	412,940
500,000	Town of Oyster Bay, NY, GO 4.00%, 02/15/2020	506,805

		11,306,820

	Ohio - 3.8%
1,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(3)	1,010,010
2,200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047	2,084,500
1,105,000	City of Cleveland, OH, Airport System Rev 5.25%, 01/01/2020	1,130,095
100,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	120,254
	County of Lucas, OH
250,000	5.00%, 11/15/2019	253,762
100,000	5.00%, 11/15/2020	104,175

		4,702,796

	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth
30,000	5.25%, 08/15/2048	34,041
30,000	5.50%, 08/15/2057	34,407

		68,448

	Oregon - 0.6%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 5.00%, 06/15/2038(5)	33,730
100,000	Clackamas County, OR, Hospital Facs Auth 2.60%, 11/15/2023	99,999
20,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(4)	10,053
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow 0.00%, 06/15/2038(4)	59,338
40,000	Salem Hospital Facs Auth 5.00%, 05/15/2038	45,219
30,000	5.00%, 05/15/2048	33,632
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	124,275
195,000	State of Oregon 4.00%, 12/01/2048	206,095
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(4)	59,853

		672,194

	Pennsylvania - 8.1%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026	624,798
125,000	City of Philadelphia, PA, Airport Rev 5.00%, 07/01/2026	147,956
590,000	Erie, PA, City School Dist GO 5.00%, 04/01/2028(2)	712,254
2,000,000	Geisinger, PA, Auth Health System Rev 2.22%, 10/01/2043(3)	2,000,000
	Montgomery County, PA, Industrial Dev Auth
230,000	5.00%, 12/01/2030	250,452
100,000	5.00%, 12/01/2046	106,550

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

	Pennsylvania Commonwealth Financing Auth
$ 490,000	5.00%, 06/01/2020	$506,474
100,000	5.00%, 06/01/2027	120,206
1,000,000	Pennsylvania Economic Dev Financing Auth 2.63%, 11/01/2021	1,010,080
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	290,982
750,000	5.00%, 05/01/2037	864,555
445,000	Pennsylvania Housing Finance Agency 3.10%, 04/01/2023	450,469
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	177,306
1,095,000	5.00%, 12/01/2032	1,310,003
750,000	5.00%, 12/01/2034	869,827
95,000	5.00%, 12/01/2037	102,625
375,000	Wilkes-Barre Area, PA, School Dist 5.00%, 04/15/2059	426,499

		9,971,036

	Puerto Rico - 0.2%
	Puerto Rico Electric Power Auth
50,000	5.00%, 07/01/2019	50,141
35,000	5.25%, 07/01/2019	35,113
675,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev 0.00%, 07/01/2051(4)	115,675

		200,929

	Rhode Island - 0.2%
200,000	Rhode Island Student Loan Auth 5.00%, 12/01/2027	237,924

	South Carolina - 1.9%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	449,951
1,000,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	1,201,200
	South Carolina State Public Service Auth
500,000	5.00%, 12/01/2034	557,700
125,000	5.00%, 12/01/2050	138,254

		2,347,105

	South Dakota - 0.9%
1,000,000	South Dakota Housing Dev Auth 4.50%, 11/01/2048	1,090,270

	Tennessee - 1.4%
125,000	Metropolitan Nashville Airport Auth 5.00%, 07/01/2027	144,334
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	534,070
300,000	5.00%, 02/01/2023	326,778
455,000	5.00%, 02/01/2027	528,373
170,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	180,836

		1,714,391

	Texas - 10.7%
1,125,000	Arlington, TX, Independent School Dist 5.00%, 02/15/2028	1,339,796
405,000	Austin, TX, Independent School Dist 4.00%, 08/01/2033	453,879
750,000	City of Houston, TX 0.00%, 09/01/2025(4)	653,812
65,000	City of Houston, TX Combined Utility System Rev 5.00%, 05/15/2026	74,997
1,385,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2028	1,672,637
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	104,779

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 1,370,000	Keller, TX, Independent School Dist 5.00%, 02/15/2022	$1,495,218
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	114,170
	Lower, TX, Colorado River Auth
150,000	5.00%, 05/15/2019	150,180
1,000,000	5.00%, 05/15/2032	1,225,120
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	521,905
1,720,000	North East Texas Independent School Dist 5.00%, 02/01/2020	1,763,224
300,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021	312,861
	North Texas Tollway Auth Rev
225,000	5.00%, 01/01/2048	261,032
70,000	6.25%, 02/01/2023	72,204
1,000,000	Rockwall, TX, Independent School Dist 5.00%, 02/15/2028	1,240,700
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2019	1,526,595
200,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	88,466

		13,071,575

	Utah - 2.9%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,215,530
590,000	Salt Lake County, UT 5.13%, 02/15/2033	694,477
1,250,000	Utah Transit Auth 5.25%, 06/15/2029	1,597,363

		3,507,370

	Virginia - 1.1%
1,295,000	Virginia College Building Auth 5.00%, 02/01/2020	1,327,440

	Washington - 1.5%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030	1,033,290
500,000	5.00%, 05/01/2036	578,545
160,000	5.50%, 09/01/2020	167,853

		1,779,688

	West Virginia - 0.3%
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	394,863

	Wisconsin - 3.1%
	Public Finance Auth, WI
250,000	5.00%, 09/30/2024	281,137
100,000	5.00%, 09/01/2025(1)	109,218
1,000,000	5.00%, 07/01/2036	1,145,130
100,000	5.00%, 10/01/2043(1)	106,244
465,000	5.00%, 10/01/2044	538,647
1,000,000	Univ. of Wisconsin Hospitals & Clinics 5.00%, 04/01/2030	1,217,960
400,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/15/2033	406,492

		3,804,828

	Total Municipal Bonds (cost $116,139,304)	$120,208,261

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
1,910,822	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(6)	1,910,822

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

Total Short-Term Investments (cost $1,910,822)		$1,910,822

Total Investments (cost $118,050,126)	99.6%	$122,119,083
Other Assets & Liabilities	0.4%	511,576

Total Net Assets	100.0%	$122,630,659

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $769,457, representing 0.6% of net assets.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $953,879 at April 30, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Auth	Authority
Rev	Revenue
Dev	Development
Facs	Facilities

Hartford Municipal Opportunities ETF

Schedule of Investments April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$120,208,261	$—	$120,208,261	$—
Short-Term Investments	1,910,822	1,910,822	—	—

Total	$122,119,083	$1,910,822	$120,208,261	$—

(1) For the period ended April 30, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 6.7%
	Agriculture - 0.5%
$ 93,000	Altria Group, Inc. 3.80%, 02/14/2024	$94,735

	Commercial Banks - 5.3%
114,000	Fifth Third Bancorp 3.65%, 01/25/2024	117,208
265,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	271,577
125,000	Regions Financial Corp. 3.80%, 08/14/2023	128,824
430,000	Royal Bank of Canada 2.80%, 04/29/2022	430,317
193,000	Wells Fargo & Co. 3.75%, 01/24/2024	198,606

		1,146,532

	Retail - 0.9%
201,000	Walmart, Inc. 2.85%, 07/08/2024	202,018

	Total Corporate Bonds (cost $1,419,159)	$1,443,285

Municipal Bonds - 59.3%
	California - 0.8%
155,000	MSR Public Power Agency, CA 6.00%, 07/01/2022	167,454

	Connecticut - 1.4%
275,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	296,508

	District of Columbia - 2.8%
505,000	Dist of Columbia 5.00%, 06/01/2036	599,339

	Florida - 0.5%
95,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	101,099

	Georgia - 1.7%
335,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(1)	362,453

	Illinois - 3.1%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	82,223
165,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	179,363
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	205,699
195,000	State of Illinois 5.00%, 11/01/2028	215,407

		682,692

	Indiana - 0.5%
100,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	106,434

	Iowa - 0.4%
80,000	Iowa Finance Auth 4.00%, 07/01/2048	85,483

	Kentucky - 4.1%
600,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(1)	654,078
	Kentucky State Property & Building Commission
60,000	5.00%, 05/01/2024	68,087
105,000	5.00%, 08/01/2024	119,781

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 40,000	5.00%, 05/01/2025	$46,167

		888,113

	Louisiana - 0.2%
40,000	Louisiana Housing Corp. 4.50%, 12/01/2047	43,401

	Maine - 1.0%
195,000	Maine State Housing Auth 4.00%, 11/15/2048	208,016

	Maryland - 4.1%
210,000	Maryland Community Dev Administration 4.50%, 09/01/2048	228,724
650,000	Maryland Health & Higher Educational Facs Auth 2.25%, 07/01/2034(1)	650,000

		878,724

	Minnesota - 0.7%
145,000	Coon Rapids, MN, MF Rev 2.20%, 04/01/2021(1)	145,444

	Missouri - 2.0%
	Missouri Housing Dev Commission
210,000	4.25%, 05/01/2049	226,991
180,000	4.75%, 05/01/2049	198,472

		425,463

	Nebraska - 0.6%
130,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	138,438

	Nevada - 2.8%
510,000	Clark County, NV 5.00%, 06/01/2037	609,914

	New Jersey - 6.0%
	New Jersey Economic Dev Auth
160,000	5.00%, 03/01/2026	173,198
90,000	5.00%, 11/01/2026	103,343
40,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2024	45,156
150,000	5.00%, 12/15/2028	174,464
495,000	New Jersey Turnpike Auth 5.00%, 01/01/2037	585,867
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	207,511

		1,289,539

	New Mexico - 0.5%
105,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	111,930

	New York - 2.7%
505,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2035	596,052

	Ohio - 1.5%
175,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	190,130
295,000	Ohio Turnpike & Infrastructure Commission 0.00%, 02/15/2041(2)	139,302

		329,432

	Pennsylvania - 2.6%
110,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	129,316
375,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2034	444,304

		573,620

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Rhode Island - 1.1%
$ 215,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	$229,190

	South Carolina - 3.0%
590,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(1)	639,826
10,000	Tobacco Settlement Revenue Magm. Auth, SC 6.38%, 05/15/2030	13,776

		653,602

	Tennessee - 0.8%
25,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd 4.88%, 11/01/2028	28,737
140,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	152,437

		181,174

	Texas - 6.5%
70,000	Bexar County, TX, Hospital Dist 5.00%, 02/15/2030	85,843
505,000	Harris County, TX 5.00%, 10/01/2038	598,354
105,000	Texas Department of Housing & Community Affairs 4.75%, 03/01/2049	115,016
495,000	University of Texas, Permanent University Fund 5.00%, 07/01/2027	599,331

		1,398,544

	Virginia - 5.8%
490,000	Fairfax County, VA, Water Auth 5.00%, 04/01/2029	603,680
650,000	Virginia Small Business Financing Auth 2.25%, 07/01/2042(1)	650,000

		1,253,680

	Washington - 1.4%
295,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	314,780

	Wyoming - 0.7%
140,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	148,875

	Total Municipal Bonds (cost $12,462,122)	$12,819,393

U.S. Government Agencies - 14.6%
	Mortgage-Backed Agencies - 14.6%
	FHLMC - 3.6%
$ 416,805	3.50%, 03/01/2048	$421,764
350,410	3.50%, 01/01/2047	357,928

		779,692

	FNMA - 7.1%
704,066	3.50%, 11/01/2047	711,047
412,908	3.50%, 12/01/2047	417,102
396,506	4.00%, 12/01/2047	408,871

		1,537,020

	GNMA - 3.9%
401,998	4.00%, 10/20/2048	414,121
414,851	3.50%, 04/20/2043	422,945

		837,066

		3,153,778

	Total U.S. Government Agencies (cost $3,141,400)	$3,153,778

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

U.S. Government Securities - 12.0%

	U.S. Treasury Notes - 12.0%
$ 477,659	0.75%, 07/15/2028(3)		$487,661
1,468,000	2.38%, 02/29/2024		1,474,709
618,000	2.63%, 02/15/2029		624,301

			2,586,671

	Total U.S. Government Securities (cost $2,546,584)		$2,586,671

	Total Long-Term Investments (cost $19,569,265)		$20,003,127

Short-Term Investments - 6.6%
	Other Investment Pools & Funds - 0.1%
12,008	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(4)		12,008

	U.S. Treasury Bills - 6.5%
120,000	2.39%, 06/06/2019(5)		119,715
1,312,000	2.41%, 09/26/2019(5)		1,299,203

			1,418,918

	Total Short-Term Investments (cost $1,430,738)		$1,430,926

	Total Investments (cost $21,000,003)	99.2%	$21,434,053
	Other Assets & Liabilities	0.8%	181,275

	Total Net Assets	100.0%	$21,615,328

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	Current yield as of period end.
(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10-Year Note Future	3	06/19/2019	$371,016	$(3,565)

Total futures contracts				$(3,565)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$1,443,285	$—	$1,443,285	$—
Municipal Bonds	12,819,393	—	12,819,393	—
U.S. Government Agencies	3,153,778	—	3,153,778	—
U.S. Government Securities	2,586,671	—	2,586,671	—
Short-Term Investments	1,430,926	12,008	1,418,918	—

Total	$21,434,053	$12,008	$21,422,045	$—

Liabilities
Futures Contracts(2)	$(3,565)	$(3,565)	$—	$—

Total	$(3,565)	$(3,565)	$—	$—

(1) For the period ended April 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 10.2%
	Asset-Backed - Automobile - 0.3%
$ 345,000	Chesapeake Funding II LLC 3.39%, 01/15/2031(1)	$348,402

	Asset-Backed - Finance & Insurance - 2.6%
280,000	DB Master Finance LLC 3.79%, 05/20/2049(1)	282,820
157,071	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(2)	157,275
89,569	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	89,217
323,993	OBX Trust 4.00%, 11/25/2048(1)(2)	329,214
49,750	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	50,617
	Regional Management Issuance Trust
100,000	3.83%, 07/15/2027(1)	99,817
275,000	4.56%, 01/18/2028(1)	278,975
66,479	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	66,808
221,519	Symphony CLO XIV Ltd. 3 mo. USD LIBOR + 1.280%, 3.88%, 07/14/2026(1)(3)	221,689
	Towd Point Mortgage Trust
306,986	2.75%, 10/25/2057(1)(2)	304,339
88,188	3.75%, 05/25/2058(1)(2)	89,519
338,583	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	346,427
340,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	351,383

		2,668,100

	Collateralized - Mortgage Obligations - 0.5%
480,000	FREMF 3.47%, 05/25/2045(1)(2)	479,345

	Commercial Mortgage - Backed Securities - 0.5%
477,791	New Residential Funding LLC 3.99%, 11/25/2048(1)(2)	488,814

	Other ABS - 1.8%
250,000	Barings BDC Static CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.60%, 04/15/2027	250,000
160,000	Finance of America Structured Securities Trust 3.28%, 04/25/2029(1)(2)(4)(5)(15)	160,000
683,288	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	701,989
368,479	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(2)	367,783
156,866	VOLT LXX LLC 4.12%, 09/25/2048(1)(6)	157,379
135,904	VOLT LXXI LLC 3.97%, 09/25/2048(1)(6)	136,303

		1,773,454

	Whole Loan Collateral CMO - 4.5%
80,615	Angel Oak Mortgage Trust I LLC 3.67%, 07/27/2048(1)(2)	81,074
418,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 1.200%, 3.68%, 10/25/2027(1)(3)	418,000
128,547	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(6)	129,955
250,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.73%, 10/25/2028(1)(3)	249,463
	COLT Mortgage Loan Trust
60,893	3.47%, 07/27/2048(1)(2)	61,094
94,047	3.69%, 10/26/2048(1)(2)	94,557

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 470,104	4.01%, 12/28/2048(1)(2)	$475,064
196,561	CSMC Trust 4.13%, 07/25/2058(1)(2)	197,422
403,477	Deephaven Residential Mortgage Trust 3.79%, 08/25/2058(1)(2)	407,083
233,929	Flagstar Mortgage Trust 4.00%, 09/25/2048	236,575
200,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.08%, 10/25/2028(1)(3)	199,872
187,000	LSTAR Securities Investment Trust(15) 1 mo. USD LIBOR + 1.500%, 3.98%, 04/01/2024(1)(3)(4)(5)	187,000
	Mill City Mortgage Loan Trust
84,244	3.25%, 05/25/2062(1)(2)	84,053
86,227	3.50%, 05/25/2058(1)(2)	86,619
284,619	3.50%, 08/25/2058(1)(2)	285,824
80,542	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	81,196
	New Residential Mortgage Loan Trust
430,764	1 mo. USD LIBOR + 0.750%, 3.23%, 01/25/2048(1)(3)	429,553
452,041	4.00%, 02/25/2057(1)(2)	461,969
156,297	4.00%, 09/25/2057(1)(2)	158,698
	Sequoia Mortgage Trust
88,470	4.00%, 09/25/2048(1)(2)	90,106
77,136	4.50%, 08/25/2048(1)(2)	79,385
76,417	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)	77,228

		4,571,790

	Total Asset & Commercial Mortgage Backed Securities (cost $10,218,073)	$10,329,905

Corporate Bonds - 58.5%
	Aerospace/Defense - 0.7%
300,000	L3 Technologies, Inc. 3.85%, 06/15/2023	309,996
350,000	United Technologies Corp. 3.65%, 08/16/2023	358,750

		668,746

	Agriculture - 0.5%
250,000	Altria Group, Inc. 3.49%, 02/14/2022	253,266
300,000	Reynolds American, Inc. 3.25%, 06/12/2020	301,109

		554,375

	Auto Manufacturers - 1.5%
150,000	Daimler Finance NA LLC 2.25%, 09/03/2019(1)	149,712
	Ford Motor Credit Co. LLC
200,000	2.02%, 05/03/2019	199,996
250,000	8.13%, 01/15/2020	258,530
	General Motors Financial Co., Inc.
125,000	3.15%, 06/30/2022	124,128
200,000	3.45%, 04/10/2022	200,975
75,000	Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021(1)	75,455
	Hyundai Capital America
100,000	2.60%, 03/19/2020(1)	99,460
50,000	4.13%, 06/08/2023(1)	51,095
400,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)	413,513

		1,572,864

	Beverages - 0.8%
150,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	156,652

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Constellation Brands, Inc.
$ 175,000	2.65%, 11/07/2022	$173,087
100,000	2.70%, 05/09/2022	99,351
100,000	3.20%, 02/15/2023	100,529
300,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	294,765

		824,384

	Biotechnology - 0.1%
150,000	Celgene Corp. 2.88%, 02/19/2021	149,967

	Chemicals - 1.8%
	Celanese U.S. Holdings LLC
80,000	3.50%, 05/08/2024(7)	80,296
280,000	4.63%, 11/15/2022	293,279
425,000	DowDuPont, Inc. 4.21%, 11/15/2023	445,488
450,000	Eastman Chemical Co. 3.50%, 12/01/2021	454,836
225,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	226,372
50,000	Nutrien Ltd. 6.50%, 05/15/2019	50,064
300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	308,590

		1,858,925

	Commercial Banks - 14.1%
200,000	ABN Amro Bank N.V. 3.40%, 08/27/2021(1)	202,474
300,000	Bank of America Corp. 2.50%, 10/21/2022	295,909
400,000	Barclays plc 3.25%, 01/12/2021	400,000
200,000	BNP Paribas S.A. 3.50%, 03/01/2023(1)	201,800
	BPCE S.A.
250,000	3.00%, 05/22/2022(1)	248,585
250,000	4.00%, 09/12/2023(1)	255,318
250,000	Canadian Imperial Bank of Commerce 3.50%, 09/13/2023	256,388
	Capital One Financial Corp.
200,000	2.50%, 05/12/2020	199,410
200,000	3.05%, 03/09/2022	200,755
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	140,400
340,000	5.00%, 08/01/2023	354,790
	Citibank NA
525,000	3 mo. USD LIBOR + 0.530%, 3.17%, 02/19/2022(3)	527,435
200,000	Citigroup, Inc. 2.90%, 12/08/2021	200,125
250,000	Citizens Bank NA/Providence 3.70%, 03/29/2023	256,662
275,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	271,635
300,000	Comerica, Inc. 3.70%, 07/31/2023	309,159
250,000	Compass Bank 3.50%, 06/11/2021	252,617
300,000	Cooperatieve Rabobank UA 3.88%, 09/26/2023(1)	309,468
250,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	252,085
	Danske Bank A/S
200,000	3.88%, 09/12/2023(1)	198,274
390,000	5.00%, 01/12/2022(1)	401,046

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 100,000	Deutsche Bank AG 4.25%, 10/14/2021	$99,943
250,000	Discover Bank 3.10%, 06/04/2020	250,690
350,000	Fifth Third Bancorp 2.60%, 06/15/2022	347,791
	Goldman Sachs Group, Inc.
300,000	2.35%, 11/15/2021	295,689
300,000	3.00%, 04/26/2022	300,206
250,000	5.25%, 07/27/2021	262,860
200,000	5.75%, 01/24/2022	214,510
200,000	HSBC Holdings plc 2.95%, 05/25/2021	200,412
300,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022	295,733
575,000	ING Groep N.V. 4.10%, 10/02/2023	593,744
200,000	Intesa Sanpaolo S.p.A. 3.13%, 07/14/2022(1)	195,915
	JP Morgan Chase & Co.
325,000	2.40%, 06/07/2021	322,871
300,000	2.97%, 01/15/2023	300,145
250,000	KeyBank NA 2.40%, 06/09/2022	248,093
225,000	KeyCorp 5.10%, 03/24/2021	234,656
200,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(3)	198,175
	Morgan Stanley
325,000	2.63%, 11/17/2021	323,682
325,000	2.75%, 05/19/2022	323,342
350,000	NatWest Markets plc 3.63%, 09/29/2022(1)	350,820
	Regions Financial Corp.
200,000	2.75%, 08/14/2022	198,884
250,000	3.20%, 02/08/2021	251,741
525,000	Royal Bank of Canada 3.70%, 10/05/2023	542,419
125,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	126,269
	Santander UK plc
275,000	2.13%, 11/03/2020	271,950
200,000	3.40%, 06/01/2021	202,511
	Standard Chartered plc
200,000	2.25%, 04/17/2020(1)	198,460
375,000	3 mo. USD LIBOR + 1.150%, 4.25%, 01/20/2023(1)(3)	381,811
225,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	224,085
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	200,034
350,000	6.57%, 01/14/2022(1)(8)	368,833
	Wells Fargo & Co.
155,000	3.75%, 01/24/2024	159,502
100,000	3 mo. USD LIBOR + 1.230%, 3.81%, 10/31/2023(3)	101,949

		14,322,060

	Commercial Services - 1.0%
	ERAC USA Finance LLC
100,000	2.35%, 10/15/2019(1)	99,810
280,000	2.60%, 12/01/2021(1)	277,011
	IHS Markit Ltd.
60,000	4.13%, 08/01/2023	61,423
250,000	5.00%, 11/01/2022(1)	261,950

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 300,000	Total System Services, Inc. 3.80%, 04/01/2021	$304,117

		1,004,311

	Construction Materials - 0.4%
350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	363,018

	Diversified Financial Services - 3.6%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023	153,127
300,000	AIG Global Funding 2.70%, 12/15/2021(1)	296,433
	Air Lease Corp.
75,000	2.13%, 01/15/2020	74,619
75,000	2.63%, 07/01/2022	73,810
375,000	3.50%, 01/15/2022	378,819
	Aircastle Ltd.
420,000	4.40%, 09/25/2023	426,715
165,000	5.13%, 03/15/2021	170,494
250,000	7.63%, 04/15/2020	260,317
350,000	Ally Financial, Inc. 4.63%, 05/19/2022	358,855
375,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	371,895
400,000	GE Capital International Funding Co. 2.34%, 11/15/2020	395,673
250,000	Navient Corp. 5.50%, 01/25/2023	254,375
	Synchrony Financial
300,000	2.70%, 02/03/2020	299,520
95,000	4.38%, 03/19/2024	97,086

		3,611,738

	Electric - 3.7%
175,000	AEP Texas, Inc. 2.40%, 10/01/2022	172,298
450,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	461,350
125,000	Dominion Energy, Inc. 2.75%, 01/15/2022	124,472
335,000	Duquesne Light Holdings, Inc. 6.40%, 09/15/2020(1)	349,136
250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	257,850
50,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	49,668
	Enel Finance International N.V.
400,000	2.88%, 05/25/2022(1)	395,293
250,000	4.25%, 09/14/2023(1)	255,970
165,000	Eversource Energy 3.80%, 12/01/2023	170,617
	Exelon Corp.
125,000	3.50%, 06/01/2022	126,755
125,000	5.15%, 12/01/2020	128,767
150,000	FirstEnergy Corp. 2.85%, 07/15/2022	148,934
300,000	Fortis, Inc. 2.10%, 10/04/2021	294,703
175,000	ITC Holdings Corp. 2.70%, 11/15/2022	173,317
150,000	Pacific Gas & Electric Co. 3.85%, 11/15/2023(14)	141,750
105,000	Potomac Electric Power Co. 3.05%, 04/01/2022	105,211
250,000	Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	247,698

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	$152,052

		3,755,841

	Electronics - 0.2%
175,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	175,473

	Entertainment - 0.1%
100,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	104,500

	Food - 1.8%
	Conagra Brands, Inc.
540,000	3.80%, 10/22/2021	550,569
225,000	4.30%, 05/01/2024	234,029
450,000	Danone S.A. 3.00%, 06/15/2022(1)	453,409
	Kraft Heinz Foods Co.
150,000	3.50%, 07/15/2022	151,731
65,000	4.00%, 06/15/2023	66,831
50,000	Kroger Co. 3.85%, 08/01/2023	51,431
300,000	Tyson Foods, Inc. 2.25%, 08/23/2021	296,728

		1,804,728

	Forest Products & Paper - 0.2%
150,000	Georgia-Pacific LLC 5.40%, 11/01/2020(1)	155,659

	Gas - 0.1%
150,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	153,688

	Healthcare-Products - 0.5%
180,000	Boston Scientific Corp. 3.45%, 03/01/2024	183,227
250,000	Life Technologies Corp. 5.00%, 01/15/2021	257,266
75,000	Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	76,008

		516,501

	Healthcare-Services - 1.2%
175,000	Anthem, Inc. 2.95%, 12/01/2022	174,818
150,000	Cigna Corp. 3.20%, 09/17/2020(1)	150,498
100,000	Cigna Holding Co. 4.00%, 02/15/2022	102,660
240,000	Halfmoon Parent, Inc. 3.75%, 07/15/2023(1)	244,284
350,000	HCA, Inc. 5.88%, 03/15/2022	374,360
150,000	Laboratory Corp. of America Holdings 3.20%, 02/01/2022	150,785

		1,197,405

	Home Builders - 0.2%
175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	184,625

	Insurance - 2.5%
125,000	Assurant, Inc. 4.20%, 09/27/2023	127,470
75,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	74,113
	Liberty Mutual Group, Inc.
250,000	4.95%, 05/01/2022(1)	262,574

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 275,000	5.00%, 06/01/2021(1)	$285,269
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	171,493
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	100,108
	Protective Life Global Funding
150,000	2.70%, 11/25/2020(1)	149,766
150,000	3.40%, 06/28/2021(1)	151,413
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	260,274
350,000	Torchmark Corp. 7.88%, 05/15/2023	406,700
300,000	Unum Group 3.00%, 05/15/2021	300,431
200,000	Willis North America, Inc. 3.60%, 05/15/2024	202,160

		2,491,771

	Internet - 0.5%
200,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	197,781
75,000	Netflix, Inc. 5.50%, 02/15/2022(8)	78,844
200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	198,584

		475,209

	Iron/Steel - 1.0%
	ArcelorMittal
275,000	5.13%, 06/01/2020	281,237
200,000	6.25%, 02/25/2022	215,784
	Steel Dynamics, Inc.
250,000	5.13%, 10/01/2021	251,563
250,000	5.25%, 04/15/2023	254,062

		1,002,646

	IT Services - 0.5%
175,000	DXC Technology Co. 2.88%, 03/27/2020	174,804
250,000	Hewlett Packard Enterprise Co. 3.50%, 10/05/2021	253,054
100,000	NCR Corp. 4.63%, 02/15/2021	99,250

		527,108

	Lodging - 0.5%
225,000	Marriott International, Inc. 2.30%, 01/15/2022	221,342
250,000	MGM Resorts International 6.00%, 03/15/2023	266,875

		488,217

	Machinery-Diversified - 0.2%
75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	76,363
100,000	Roper Technologies, Inc. 3.65%, 09/15/2023	102,322

		178,685

	Media - 2.3%
100,000	CBS Corp. 2.90%, 06/01/2023	99,379
250,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	256,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
225,000	3.58%, 07/23/2020	226,530
200,000	4.50%, 02/01/2024	208,455

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 345,000	Comcast Corp. 3.70%, 04/15/2024	$357,054
145,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	143,905
	Discovery Communications LLC
50,000	2.20%, 09/20/2019	49,863
200,000	2.80%, 06/15/2020	199,664
196,000	3.25%, 04/01/2023	195,927
	Fox Corp.
50,000	3.67%, 01/25/2022(1)	51,046
65,000	4.03%, 01/25/2024(1)	67,572
200,000	Sky Ltd. 2.63%, 09/16/2019(1)	199,792
225,000	Videotron Ltd. 5.00%, 07/15/2022	234,176

		2,289,613

	Mining - 0.5%
	Anglo American Capital plc
200,000	3.75%, 04/10/2022(1)	202,100
200,000	4.13%, 04/15/2021(1)	203,282
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	98,922

		504,304

	Miscellaneous Manufacturing - 0.2%
250,000	Pentair Finance S.a.r.l. 2.65%, 12/01/2019	250,089

	Office/Business Equipment - 0.7%
350,000	Pitney Bowes, Inc. 3.88%, 09/15/2020	351,005
400,000	Xerox Corp. 2.75%, 09/01/2020	396,160

		747,165

	Oil & Gas - 1.4%
219,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	226,093
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	151,536
250,000	Eni S.p.A. 4.00%, 09/12/2023(1)	256,275
100,000	EQT Corp. 2.50%, 10/01/2020	99,140
150,000	Marathon Oil Corp. 2.70%, 06/01/2020	149,625
EUR 215,000	Petroleos Mexicanos 3.13%, 11/27/2020(9)	249,130
$ 300,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	302,948

		1,434,747

	Pharmaceuticals - 3.3%
	AbbVie, Inc.
75,000	2.30%, 05/14/2021	74,271
250,000	3.75%, 11/14/2023	255,845
	Allergan Funding SCS
200,000	3.00%, 03/12/2020	200,027
200,000	3.45%, 03/15/2022	201,013
	Bayer U.S. Finance LLC
200,000	2.38%, 10/08/2019(1)	199,347
200,000	3.50%, 06/25/2021(1)	201,011
125,000	Cardinal Health, Inc. 3.20%, 06/15/2022(8)	125,253
	Elanco Animal Health, Inc.
450,000	3.91%, 08/27/2021(1)	457,690

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 105,000	4.27%, 08/28/2023(1)	$109,094
420,000	McKesson Corp. 3.65%, 11/30/2020	425,563
	Mylan N.V.
100,000	3.15%, 06/15/2021	99,993
125,000	3.75%, 12/15/2020	126,193
275,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	273,942
205,000	Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020(1)	207,802
	Teva Pharmaceutical Finance Netherlands B.V.
175,000	1.70%, 07/19/2019	174,172
250,000	2.20%, 07/21/2021	240,208

		3,371,424

	Pipelines - 2.5%
200,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	202,206
	Energy Transfer Operating L.P.
120,000	4.20%, 09/15/2023	123,544
135,000	4.50%, 04/15/2024	140,982
100,000	4.65%, 06/01/2021	103,434
150,000	Enterprise Products Operating LLC 4.05%, 02/15/2022	154,522
275,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	280,321
	Kinder Morgan Energy Partners L.P.
175,000	3.95%, 09/01/2022	179,791
150,000	4.15%, 03/01/2022	154,758
100,000	MPLX L.P. 3.38%, 03/15/2023	100,610
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	256,658
200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	205,285
650,000	Western Gas Partners L.P. 4.00%, 07/01/2022	663,935

		2,566,046

	Real Estate - 0.3%
300,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	299,884

	Real Estate Investment Trusts - 2.0%
	American Tower Corp.
200,000	3.30%, 02/15/2021	201,414
150,000	3.38%, 05/15/2024	151,141
100,000	5.00%, 02/15/2024	107,932
250,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	255,249
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	300,214
100,000	5.25%, 01/15/2023	107,363
200,000	Host Hotels & Resorts L.P. 5.25%, 03/15/2022	209,127
200,000	Liberty Property L.P. 4.13%, 06/15/2022	206,261
150,000	Realty Income Corp. 3.25%, 10/15/2022	152,331
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	99,795
200,000	Welltower, Inc. 3.95%, 09/01/2023	207,265

		1,998,092

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Retail - 1.2%
$ 175,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	$174,422
250,000	AutoNation, Inc. 3.35%, 01/15/2021	250,786
	CVS Health Corp.
300,000	3.35%, 03/09/2021	302,140
300,000	3.70%, 03/09/2023	304,211
150,000	Dollar Tree, Inc. 3.70%, 05/15/2023	152,480

		1,184,039

	Semiconductors - 1.1%
300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	298,702
	BROADCOM, Inc. Co.
150,000	3.63%, 10/15/2024(1)	148,059
150,000	3.13%, 10/15/2022(1)	149,210
250,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	256,885
155,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	164,001
75,000	QUALCOMM, Inc. 3.00%, 05/20/2022	75,513

		1,092,370

	Software - 1.1%
250,000	Activision Blizzard, Inc. 2.60%, 06/15/2022	248,096
	Fidelity National Information Services, Inc.
300,000	2.25%, 08/15/2021	296,562
275,000	3.63%, 10/15/2020	277,516
310,000	Fiserv, Inc. 3.80%, 10/01/2023	320,093

		1,142,267

	Telecommunications - 1.7%
	AT&T, Inc.
125,000	3.00%, 06/30/2022	125,420
200,000	3.60%, 02/17/2023	204,170
150,000	Nokia Oyj 3.38%, 06/12/2022	149,769
270,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	277,425
359,375	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	358,477
	Telefonica Emisiones S.A.
200,000	5.13%, 04/27/2020	204,373
200,000	5.46%, 02/16/2021	208,900
150,000	Verizon Communications, Inc. 5.15%, 09/15/2023	164,150

		1,692,684

	Transportation - 1.3%
400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	414,560
250,000	CSX Corp. 4.25%, 06/01/2021	256,367
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
175,000	2.70%, 03/14/2023(1)	171,260
250,000	4.13%, 08/01/2023(1)	257,518
200,000	4.25%, 01/17/2023(1)	206,781

		1,306,486

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Trucking & Leasing - 1.2%
$ 200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	$201,514
	Avolon Holdings Funding Ltd.
250,000	3.63%, 05/01/2022(1)	250,513
250,000	5.13%, 10/01/2023(1)	259,140
	GATX Corp.
250,000	2.50%, 07/30/2019	249,691
250,000	4.35%, 02/15/2024	259,582

		1,220,440

	Total Corporate Bonds (cost $58,250,144)	$59,242,094

Foreign Government Obligations - 0.6%
	Qatar - 0.6%
600,000	Qatar Government International Bond 3.38%, 03/14/2024(1)	608,250

	Total Foreign Government Obligations (cost $599,340)	$608,250

Senior Floating Rate Interests - 22.0%(10)
	Aerospace/Defense - 0.3%
297,497	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.98%, 06/09/2023	$296,364

	Airlines - 0.1%
118,763	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/12/2021	118,452

	Auto Parts & Equipment - 0.6%
110,000	Adient U.S. LLC 1 mo. USD LIBOR + 4.250%, 0.00%, 04/25/2024(11)	109,966
159,767	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/01/2025	159,268
	Panther BF Aggregator LP
EUR 150,000	1 mo. USD LIBOR + 3.750%, 0.00%, 03/14/2026(11)	168,152
$ 180,000	1 mo. USD LIBOR + 3.500%, 0.00%, 04/30/2026(11)	180,564

		617,950

	Chemicals - 0.9%
311,743	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	312,522
284,288	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 4.73%, 01/30/2026	284,467
	Starfruit Finco B.V.
EUR 100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	112,262
$ 100,000	1 mo. USD LIBOR + 3.250%, 5.73%, 10/01/2025	99,563
81,679	Univar, Inc. 1 mo. ICE LIBOR + 2.500%, 4.98%, 07/01/2024	81,883

		890,697

	Commercial Services - 3.0%
219,450	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.73%, 07/28/2022	216,542
174,560	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.48%, 06/15/2025	174,415
124,686	BrightView Landscapes LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 08/15/2025	124,530
100,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.48%, 02/01/2026	100,688
463,838	Global Payments Inc. 3 mo. USD LIBOR + 1.750%, 4.23%, 10/17/2025	462,822
170,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 7.49%, 01/31/2026	170,638
200,000	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 11/15/2023	198,964
163,321	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.85%, 06/01/2023	162,831

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 124,367	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.48%, 05/01/2024	$124,393
223,936	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.48%, 06/19/2025	223,750
675,350	United Rentals, Inc. 1 mo. ICE LIBOR + 1.750%, 4.23%, 10/31/2025	675,593
EUR 340,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 3.50%, 10/21/2022	381,038

		3,016,204

	Construction Materials - 0.3%
$ 268,022	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.35%, 04/12/2025	263,889

	Distribution/Wholesale - 0.7%
198,995	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 01/02/2025	197,395
99,250	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.61%, 07/02/2025	99,126
373,125	HD Supply, Inc. 1 mo. USD LIBOR + 1.750%, 4.23%, 10/17/2023	373,591

		670,112

	Diversified Financial Services - 0.6%
198,985	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.23%, 04/04/2024	199,047
189,451	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.73%, 02/28/2025	188,485
124,688	Financial & Risk U.S. Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.23%, 10/01/2025	123,285
129,338	NFP Corp. 1 mo. USD LIBOR + 3.000%, 5.48%, 01/08/2024	127,689

		638,506

	Electric - 0.2%
193,508	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.23%, 06/30/2023	193,254

	Energy-Alternate Sources - 0.2%
174,123	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.08%, 10/31/2024	174,863

	Entertainment - 0.1%
114,033	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 4.23%, 10/25/2023	114,342

	Environmental Control - 0.3%
347,348	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 4.23%, 06/28/2024	347,175

	Food - 0.1%
135,279	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.49%, 05/24/2024	135,279

	Food Service - 0.4%
393,500	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.23%, 03/11/2025	392,516

	Gas - 0.3%
	Messer Industries GmbH
EUR 100,000	3 mo. EURIBOR + 2.750%, 2.75%, 03/01/2026	111,846
$ 190,000	1 mo. USD LIBOR + 2.500%, 5.10%, 03/01/2026	189,407

		301,253

	Healthcare-Products - 0.4%
124,671	Avantor, Inc. 1 mo. USD LIBOR + 3.750%, 6.23%, 11/21/2024	125,205
248,111	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.23%, 09/27/2024	242,995

		368,200

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Healthcare-Services - 1.6%
458,850	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.23%, 10/10/2025	$442,946
167,626	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.25%, 07/02/2025	167,941
EUR 188,575	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	211,237
$ 125,000	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 0.00%, 06/07/2023(11)	123,694
123,991	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.74%, 09/02/2024	122,338
166,644	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 08/01/2024	166,090
363,275	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.23%, 10/31/2025	363,275

		1,597,521

	Household Products - 0.1%
124,370	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.58%, 09/06/2024	119,706

	Insurance - 1.0%
	Asurion LLC
90,881	1 mo. USD LIBOR + 3.000%, 5.48%, 08/04/2022	91,165
233,238	1 mo. USD LIBOR + 3.000%, 5.48%, 11/03/2024	233,788
100,000	1 mo. USD LIBOR + 6.500%, 8.98%, 08/04/2025	101,875
248,747	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.34%, 04/25/2025	246,011
319,200	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.73%, 12/31/2025	318,163

		991,002

	IT Services - 0.2%
248,189	Science Applications International Corp. 1 mo. ICE LIBOR + 1.750%, 4.23%, 10/31/2025	247,568

	Leisure Time - 0.7%
248,242	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.23%, 12/22/2024	248,915
225,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.98%, 02/01/2024	221,438
249,375	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.73%, 10/15/2025	249,415

		719,768

	Lodging - 1.1%
295,752	Boyd Gaming Corp. 1 week USD LIBOR + 2.250%, 4.67%, 09/15/2023	295,793
372,113	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/06/2024	370,175
99,000	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 4.23%, 03/27/2025	98,850
399,000	Wynn Resorts, Limited 1 mo. USD LIBOR + 2.250%, 4.76%, 10/30/2024	395,437

		1,160,255

	Machinery - Construction & Mining - 0.1%
109,725	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.98%, 08/01/2025	110,325

	Media - 2.4%
518,700	CSC Holdings LLC 1 mo. ICE LIBOR + 2.250%, 4.72%, 01/15/2026	515,977
428,925	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 4.98%, 01/02/2026	429,568
48,026	Mission Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 4.75%, 01/17/2024	47,746
149,622	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.48%, 11/15/2024	149,473

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

$ 255,266	Nexstar Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 4.73%, 01/17/2024	$253,778
124,060	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.75%, 03/01/2025	121,812
125,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.72%, 08/15/2026	124,531
300,000	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.48%, 01/27/2024	299,907
400,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.72%, 09/30/2025	399,168
90,868	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.23%, 10/10/2025	90,339

		2,432,299

	Miscellaneous Manufacturing - 0.5%
257,145	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.49%, 10/20/2024	255,980
222,739	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.60%, 05/16/2024	220,400

		476,380

	Oil & Gas - 0.3%
159,200	NorthRiver Midstream Finance L.P. 1 mo. USD LIBOR + 3.250%, 5.85%, 10/01/2025	159,708
99,500	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.59%, 09/27/2024	98,967

		258,675

	Packaging & Containers - 0.7%
200,000	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/01/2022	199,604
133,988	Flex Acquisition Co., Inc. 1 mo. USD LIBOR + 3.250%, 5.88%, 06/29/2025	131,699
173,615	Multi Color Corp. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/31/2024	173,354
198,982	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 02/05/2023	199,237

		703,894

	Pharmaceuticals - 0.6%
375,250	Bausch Health Companies, Inc. 1 mo. USD LIBOR + 2.750%, 5.22%, 11/27/2025	375,419
124,367	Endo Luxembourg Finance Co., S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	122,812
100,000	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.60%, 03/07/2024	99,975

		598,206

	Real Estate - 0.1%
100,000	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.49%, 12/20/2024	99,792

	Retail - 1.2%
222,727	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/31/2023	220,685
274,300	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.73%, 02/16/2024	273,387
238,410	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.48%, 09/25/2024	237,814
149,625	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 5.19%, 11/13/2025	149,345
125,000	Staples, Inc. 3 mo. USD LIBOR + 5.000%, 7.60%, 04/09/2026	123,375
248,721	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 06/27/2023	247,987

		1,252,593

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

	Semiconductors - 0.2%
$ 233,471	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.49%, 05/29/2025	$232,960

	Software - 1.8%
218,182	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.23%, 03/01/2024	218,064
	First Data Corp.
231,119	1 mo. USD LIBOR + 2.000%, 4.48%, 07/08/2022	231,105
225,000	1 mo. USD LIBOR + 2.000%, 4.48%, 04/26/2024	224,933
199,492	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.000%, 4.48%, 02/15/2024	199,741
18,638	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.98%, 06/21/2024	18,568
125,866	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.98%, 06/21/2024	125,394
32,699	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.73%, 04/16/2025	32,703
423,814	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 04/16/2025	423,775
100,000	Ultimate Software Group, Inc. 0.00%, 03/15/2026(11)	100,650
248,721	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 06/30/2023	248,955

		1,823,888

	Telecommunications - 0.6%
199,495	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 01/31/2025	198,111
471,458	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	457,432

		655,543

	Transportation - 0.3%
58,275	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 4.000%, 6.60%, 04/06/2026	58,519
108,392	Dynasty Acquisition Co., Inc. 1 mo. USD LIBOR + 4.000%, 6.60%, 04/06/2026	108,845
138,696	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 6.98%, 08/01/2025	139,563

		306,927

	Total Senior Floating Rate Interests (cost $22,275,061)	$22,326,358

U.S. Government Agencies - 9.8%
	Mortgage-Backed Agencies - 9.8%
	FHLMC - 3.2%
$ 575,000	1.13%, 08/12/2021	$560,237
344,229	1.50%, 01/15/2027	333,677
403,654	2.00%, 09/15/2041	392,610
347,508	3.00%, 01/01/2033	350,180
478,532	3.00%, 05/15/2037	480,855
500,000	1 mo. USD LIBOR + 0.750%, 3.23%, 10/25/2048(1)(3)	500,963
310,375	3.50%, 09/15/2043	318,237
290,774	3.75%, 05/15/2039(6)	296,668
50,884	3.82%, 05/25/2048(1)(2)	50,967

		3,284,394

	FNMA - 5.2%
363,772	2.00%, 07/25/2039	358,517
561,914	2.50%, 03/25/2035	552,500
204,625	2.55%, 07/25/2044	202,007
382,145	3.00%, 11/01/2032	385,338
834,846	3.00%, 02/25/2043	839,449
271,396	3.00%, 04/25/2043	274,619
412,524	3.00%, 05/25/2047	413,612
276,218	3.50%, 03/01/2033	282,102

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

1,050,000	3.50%, 05/01/2034(12)		$1,072,193
614,832	3.50%, 10/25/2035		628,598
268,957	3.50%, 07/25/2054		273,532

			5,282,467

	GNMA - 1.4%
464,241	2.00%, 05/20/2046		450,781
916,011	2.50%, 10/20/2041		911,035

			1,361,816

			9,928,677

	Total U.S. Government Agencies (cost $9,783,715)		$9,928,677

	Total Long-Term Investments (cost $101,126,333)		$102,435,284

Short-Term Investments - 0.1%
	Securities Lending Collateral - 0.1%
31,890	State Street Navigator Securities Lending Government Money Market Portfolio, 2.51%(13)		31,890

	Total Short-Term Investments (cost $31,890)		$31,890

	Total Investments (cost $101,158,223)	101.2%	$102,467,174
	Other Assets and Liabilities	(1.2)%	(1,165,925)

	Total Net Assets	100.0%	$101,301,249

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $26,275,937, representing 25.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2019.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At April 30, 2019, the aggregate fair value of these securities was $347,000, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(5)	Investment valued using significant unobservable inputs.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $79,916 at April 30, 2019.
(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of this security was $249,130, representing 0.2% of net assets.

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Represents or includes a TBA transaction.
(13)	Current yield as of period end.
(14)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(15)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at April 30, 2019
Description				Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future				63	06/28/2019	$13,419,492	$44,499

Short position contracts:
U.S. Treasury 10-Year Note Future				25	06/19/2019	$3,091,797	$(30,266)
U.S. Treasury 5-Year Note Future				98	06/28/2019	11,332,781	(91,362)

Total							$(121,628)

Total futures contracts							$(77,129)

Foreign Currency Contracts Outstanding at April 30, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,178,855	USD	1,048,000	EUR	JPM	05/31/19	$1,206	$—
249,548	USD	222,000	EUR	BOA	06/06/19	—	(46)
Total						$1,206	$(46)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Hartford Short Duration ETF
Schedule of Investments April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$10,329,905	$—	$9,982,905	$347,000
Corporate Bonds	59,242,094	—	59,242,094	—
Foreign Government Obligations	608,250	—	608,250	—
Senior Floating Rate Interests	22,326,358	—	22,326,358	—
U.S. Government Agencies	9,928,677	—	9,928,677	—
Short-Term Investments	31,890	31,890	—	—
Foreign Currency Contracts(2)	1,206	—	1,206	—
Futures Contracts(2)	44,499	44,499	—	—

Total	$102,512,879	$76,389	$102,089,490	$347,000

Liabilities
Foreign Currency Contracts(2)	$(46)	$—	$(46)	$—
Futures Contracts(2)	(121,628)	(121,628)	—	—

Total	$(121,674)	$(121,628)	$(46)	$—

(1) For the period ended April 30, 2019, investments valued at $347,000 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2019 is not presented.

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 21.3%
	Agency Collat PAC CMO - 0.0%
$ 780,084	Freddie Mac Strips 5.00%, 09/15/2036	$156,360

	Asset-Backed - Finance & Insurance - 5.2%
83,129	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	82,816
	Apidos CLO
1,060,000	3 mo. USD LIBOR + 0.930%, 3.53%, 07/18/2027(1)(3)	1,056,567
975,000	3 mo. USD LIBOR + 1.080%, 3.68%, 04/15/2031(1)(3)	966,941
340,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 0.870%, 3.63%, 04/20/2028(1)(3)	337,710
250,000	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.050%, 3.78%, 08/05/2027(1)(3)	250,150
98,971	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	99,596
69,923	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(2)	70,425
769,379	Bellemeade Re Ltd. 1 mo. USD LIBOR + 0.950%, 3.43%, 08/25/2028(1)(3)	769,865
	BlueMountain CLO Ltd.
600,000	3 mo. USD LIBOR + 0.930%, 3.53%, 07/18/2027(1)(3)	595,832
1,050,000	3 mo. USD LIBOR + 1.180%, 3.77%, 10/22/2030(1)(3)	1,046,162
964,399	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.83%, 11/23/2025(1)(3)	964,983
	Carlyle Global Market Strategies CLO Ltd.
1,095,000	1 mo. USD LIBOR + 0.780%, 3.36%, 04/27/2027(1)(3)	1,091,401
950,000	3 mo. USD LIBOR + 1.000%, 3.60%, 01/15/2031(1)(3)	938,260
330,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 0.870%, 3.46%, 04/19/2029(1)(3)	327,153
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	388,286
1,550,000	Cole Park CLO Ltd. 3 mo. USD LIBOR + 1.05%, 3.64%, 10/20/2028(1)(3)	1,548,465
745,000	DB Master Finance LLC 3.79%, 05/20/2049(1)	752,502
49,500	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	50,390
245,268	Drug Royalty L.P. 3 mo. USD LIBOR + 1.60%, 4.39%, 10/15/2031(1)(3)	245,322
433,000	Eagle RE Ltd. 1 mo. USD LIBOR + 1.700%, 4.18%, 11/25/2028(1)(3)	432,999
1,550,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 3.94%, 04/15/2029(1)(3)	1,547,126
250,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.40%, 01/15/2028(1)(3)	246,265
192,898	MFA Trust 3.35%, 11/25/2047(1)(4)	192,974
474,356	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	473,924
1,000,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.020%, 3.61%, 07/17/2030(1)(3)	984,822
88,606	Preston Ridge Partners Mortgage Trust LLC 4.00%, 08/25/2023(1)(2)	88,908
897,000	Radnor RE Ltd. 1 mo. USD LIBOR + 1.250%, 3.73%, 02/25/2029(1)(3)	897,624
1,560,000	Regional Management Issuance Trust 4.56%, 01/18/2028(1)	1,582,549
	Sound Point CLO Ltd.
250,000	3 mo. USD LIBOR + 1.070%, 3.66%, 01/26/2031(1)(3)	246,895
1,295,000	3 mo. USD LIBOR + 1.100%, 3.69%, 07/20/2028(1)(3)	1,290,782
950,000	1 mo. USD LIBOR + 1.150%, 3.75%, 04/18/2031(1)(3)	941,020
	Towd Point Mortgage Trust
1,460,679	2.75%, 10/25/2056(1)(2)	1,440,761

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 1,908,783	2.75%, 06/25/2057(1)(2)	$1,881,572
2,547,024	2.75%, 10/25/2057(1)(2)	2,525,059
123,463	3.75%, 05/25/2058(1)(2)	125,326
765,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.66%, 10/20/2028(1)(3)	765,551
1,005,792	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(1)	1,029,091
955,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.900%, 3.50%, 01/18/2029(1)(3)	945,950
607,313	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	595,239
270,000	Wingstop Funding LLC 4.97%, 12/05/2048(1)	279,040

		30,096,303

	Asset-Backed - Home Equity - 0.4%
93,295	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	93,897
	New Residential Mortgage Loan Trust
857,963	4.00%, 08/27/2057(1)(2)	874,820
1,485,485	4.00%, 12/25/2057(1)(2)	1,517,942

		2,486,659

	Collateralized - Mortgage Obligations - 0.3%
1,590,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 0.750%, 3.23%, 09/25/2048(1)(3)	1,589,042

	Commercial Mortgage - Backed Securities - 5.6%
	Banc of America Commercial Mortgage Trust
7,066,671	0.88%, 11/15/2050(2)(6)	366,027
4,486,558	0.96%, 11/15/2054(2)(6)	247,665
	Benchmark Mortgage Trust
11,742,108	0.66%, 01/15/2051(2)(6)	425,143
21,262,987	0.69%, 07/15/2051(2)(6)	776,244
785,000	CAMB Commercial Mortgage Trust 3 mo. USD LIBOR + 2.550%, 5.02%, 12/15/2037(1)(3)	791,375
150,000	CD Commercial Mortgage Trust 3.63%, 02/10/2050	154,885
	Citigroup Commercial Mortgage Trust
1,100,000	2.94%, 04/10/2048	1,098,046
1,375,000	3.19%, 04/10/2048	1,389,816
1,300,000	3.62%, 07/10/2047	1,341,585
212,296	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(2)	213,566
	Commercial Mortgage Pass-Through Certificates
11,226,955	0.77%, 02/10/2047(2)(6)	277,391
360,000	4.24%, 02/10/2047(2)	380,027
	Commercial Mortgage Trust
1,300,000	2.94%, 01/10/2046	1,303,046
700,000	3.18%, 02/10/2035(1)	707,005
150,000	3.50%, 05/10/2048	154,002
455,000	3.62%, 07/10/2050	467,724
1,120,000	3.69%, 08/10/2047	1,158,915
900,000	3.80%, 08/10/2047	935,224
1,095,125	3.96%, 03/10/2047	1,145,327
1,000,000	4.37%, 07/10/2045(2)	1,055,013
	CSAIL Commercial Mortgage Trust
14,313,233	0.93%, 06/15/2057(2)(6)	518,387
340,000	3.50%, 06/15/2057	348,288
965,000	3.72%, 08/15/2048	998,913
	GS Mortgage Securities Trust
280,007	2.85%, 10/10/2049	275,128
935,000	3.38%, 05/10/2050	954,244
205,000	3.44%, 11/10/2049(2)	209,338
890,000	3.63%, 11/10/2047	919,001

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 100,000	4.07%, 01/10/2047	$104,681
	JPMBB Commercial Mortgage Securities Trust
954,081	3.36%, 07/15/2045	973,931
1,285,456	3.49%, 01/15/2048	1,318,300
100,000	3.93%, 09/15/2047	104,510
100,000	4.00%, 04/15/2047	104,725
150,000	JPMDB Commercial Mortgage Securities Trust 3.14%, 12/15/2049	150,133
	Morgan Stanley Bank of America Merrill Lynch Trust
1,300,000	3.25%, 10/15/2048	1,315,359
179,000	3.31%, 04/15/2048	181,942
1,300,000	3.53%, 12/15/2047	1,335,685
150,000	3.64%, 10/15/2048	154,980
4,509,378	Morgan Stanley Capital Trust 1.60%, 06/15/2050(2)(6)	354,397
670,000	MTRO Commercial Mortgage Trust 1 mo. USD LIBOR + 1.800%, 4.27%, 12/15/2033(1)(3)	670,627
1,427,763	New Residential Mortgage Loan Trust 4.75%, 12/25/2057(1)	1,484,976
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,022,056
	Wells Fargo Commercial Mortgage Trust
904,297	2.92%, 10/15/2045	908,073
910,000	3.41%, 12/15/2047	926,924
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,172,300
1,025,000	3.61%, 11/15/2047	1,054,480
100,000	4.00%, 05/15/2047	104,836
100,000	4.05%, 03/15/2047	104,451

		32,158,691

	Other ABS - 3.7%
975,000	ALM XII Ltd. 3 mo. USD LIBOR + 0.890%, 3.67%, 04/16/2027(1)(3)	971,856
980,000	ALM XVI Ltd. 3 mo. USD LIBOR + 0.900%, 3.50%, 07/15/2027(1)(3)	978,196
	Benefit Street Partners CLO Ltd.
635,000	3 mo. USD LIBOR + 1.250%, 3.84%, 01/20/2029(1)(3)(5)(19)	635,000
250,000	3 mo. USD LIBOR + 1.250%, 3.84%, 07/20/2029(1)(3)	250,135
250,000	Carlyle US CLO Ltd. 3 mo. USD LIBOR + 1.220%, 3.81%, 07/20/2031(1)(3)	248,740
970,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.000%, 3.78%, 04/18/2031(1)(3)	957,013
260,000	Dewolf Park CLO Ltd. 3 mo. USD LIBOR + 1.210%, 3.81%, 10/15/2030(1)(3)	259,984
	Dryden Senior Loan Fund
1,605,000	3 mo. USD LIBOR + 0.970%, 3.57%, 04/15/2031(1)(3)	1,583,556
2,035,000	3 mo. USD LIBOR + 1.180%, 3.72%, 01/15/2029(1)(3)	2,034,984
1,550,000	3 mo. USD LIBOR + 1.123%, 3.83%, 04/15/2029(1)(3)	1,550,127
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.950%, 3.54%, 04/19/2030(1)(3)	248,739
250,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.40%, 07/15/2027(1)(3)	248,836
925,000	OCP CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.72%, 10/18/2028(1)(3)	923,985
550,000	OZLM Ltd. 3 mo. USD LIBOR + 1.280%, 3.87%, 10/20/2031(1)(3)	545,135
1,376,797	Preston Ridge Partners Mortgage Trust LLC 4.48%, 10/25/2023(1)(2)	1,389,330
614,321	Pretium Mortgage Credit Partners LLC 4.83%, 09/25/2058(1)(4)	619,818
1,339,695	TICP CLO Ltd. 3 mo. USD LIBOR + 0.840%, 3.43%, 04/20/2028(1)(3)	1,330,182
322,419	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(2)	321,810

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 637,544	Vericrest Opportunity Loan Trust 3.97%, 03/25/2049(1)(4)	$638,282
700,272	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	699,548
918,775	VOLT LXVI LLC 4.34%, 05/25/2048(1)(4)	921,292
104,577	VOLT LXX LLC 4.12%, 09/25/2048(1)(4)	104,919
793,964	VOLT LXXI LLC 3.97%, 09/25/2048(1)(4)	796,299
901,653	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(4)	908,041
1,408,855	VOLT LXXIV LLC 4.58%, 11/25/2048(1)(4)	1,422,706
705,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.190%, 3.79%, 10/18/2031(1)(3)	700,652

		21,289,165

	Whole Loan Collateral CMO - 6.1%
141,523	Bear Stearns ARM Trust 5.07%, 08/25/2035(2)	141,181
	Bellemeade Re Ltd.
1,327,000	1 mo. USD LIBOR + 1.200%, 3.68%, 10/25/2027(1)(3)	1,327,000
1,435,000	1 mo. USD LIBOR + 1.300%, 3.78%, 03/25/2029(1)(3)	1,435,854
94,300	CIM Trust 3.00%, 04/25/2057(1)(2)	93,557
137,025	CSMC Trust 4.13%, 07/25/2058(1)(2)	137,626
	Fannie Mae Connecticut Avenue Securities
38,220	1 mo. USD LIBOR + 0.550%, 3.03%, 01/25/2030(3)	38,179
90,260	1 mo. USD LIBOR + 0.600%, 3.08%, 07/25/2030(3)	90,208
1,473,726	1 mo. USD LIBOR + 0.650%, 3.13%, 05/25/2030(3)	1,471,837
354,357	1 mo. USD LIBOR + 0.650%, 3.13%, 08/25/2030(3)	354,110
329,723	1 mo. USD LIBOR + 0.680%, 3.16%, 10/25/2030(3)	329,762
97,523	1 mo. USD LIBOR + 0.720%, 3.20%, 01/25/2031(3)	97,626
88,149	1 mo. USD LIBOR + 0.750%, 3.23%, 02/25/2030(3)	88,138
63,598	1 mo. USD LIBOR + 0.850%, 3.33%, 11/25/2029(3)	63,619
109,588	1 mo. USD LIBOR + 0.950%, 3.43%, 10/25/2029(3)	109,753
53,772	1 mo. USD LIBOR + 1.150%, 3.63%, 09/25/2029(3)	53,894
50,060	1 mo. USD LIBOR + 1.300%, 3.78%, 04/25/2029(3)	50,255
19,400	1 mo. USD LIBOR + 1.600%, 4.08%, 01/25/2024(3)	19,431
200,000	1 mo. USD LIBOR + 2.200%, 4.68%, 08/25/2030(3)	200,959
200,000	1 mo. USD LIBOR + 2.250%, 4.73%, 07/25/2030(3)	202,363
200,000	1 mo. USD LIBOR + 2.350%, 4.83%, 01/25/2031(3)	202,518
210,000	1 mo. USD LIBOR + 2.600%, 5.08%, 05/25/2024(3)	220,191
1,372,554	1 mo. USD LIBOR + 3.000%, 5.48%, 07/25/2024(3)	1,466,744
890,000	1 mo. USD LIBOR + 3.550%, 6.03%, 07/25/2029(3)	955,489
1,745,000	1 mo. USD LIBOR + 4.250%, 6.73%, 01/25/2029(3)	1,920,194
865,000	1 mo. USD LIBOR + 4.350%, 6.83%, 05/25/2029(3)	939,940
1,500,000	1 mo. USD LIBOR + 4.400%, 6.88%, 01/25/2024(3)	1,671,974
777,249	1 mo. USD LIBOR + 4.900%, 7.38%, 11/25/2024(3)	874,886
2,051,153	1 mo. USD LIBOR + 5.000%, 7.48%, 07/25/2025(3)	2,264,755
1,420,388	1 mo. USD LIBOR + 5.700%, 8.18%, 04/25/2028(3)	1,616,786
581,127	1 mo. USD LIBOR + 6.000%, 8.48%, 09/25/2028(3)	660,555
1,024,007	1 mo. USD LIBOR + 6.750%, 9.23%, 08/25/2028(3)	1,187,777
975,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.08%, 10/25/2028(1)(3)	974,377
940,822	LSTAR Securities Investment Trust 1 mo. USD LIBOR + 1.700%”, 4.19%, 03/01/2024(1)(3)	940,822
85,083	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	84,093
1,171,891	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	1,181,406
	New Residential Mortgage Loan Trust
562,044	1 mo. USD LIBOR + 0.750%, 3.23%, 01/25/2048(1)(3)	560,464
1,544,691	3.50%, 12/25/2057(1)(2)	1,557,100

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 851,384	4.00%, 04/25/2057(1)(2)	$872,040
1,061,674	4.00%, 09/25/2057(1)(2)	1,077,988
	OZLM Ltd.
250,000	3 mo. USD LIBOR + 1.010%, 3.60%, 07/17/2029(1)(3)	248,000
950,000	3 mo. USD LIBOR + 1.050%, 3.63%, 04/30/2027(1)(3)	946,609
1,200,000	3 mo. USD LIBOR + 1.250%, 3.84%, 07/20/2030(1)(3)	1,207,783
956,380	PMT Credit Risk Transfer Trust 1 mo. USD LIBOR + 2.000%, 4.48%, 03/27/2024(1)(3)	956,686
	Seasoned Credit Risk Transfer Trust
604,653	3.50%, 11/25/2057	608,631
1,590,653	3.50%, 07/25/2058	1,599,864
	Structured Agency Credit Risk Trust
1,552,586	1 mo. USD LIBOR + 1.650%, 4.13%, 04/25/2043(1)(3)	1,563,908
55,000	1 mo. USD LIBOR + 2.100%, 4.58%, 09/25/2048(1)(3)	54,837

		34,721,769

	Total Asset & Commercial Mortgage Backed Securities (cost $121,428,940)	$122,497,989

Corporate Bonds - 32.2%
	Aerospace/Defense - 0.5%
	Lockheed Martin Corp.
245,000	4.09%, 09/15/2052	248,156
195,000	4.50%, 05/15/2036	211,746
	United Technologies Corp.
590,000	2.80%, 05/04/2024	583,745
995,000	3.65%, 08/16/2023	1,019,874
540,000	3.95%, 08/16/2025	564,186
10,000	4.63%, 11/16/2048	10,602

		2,638,309

	Agriculture - 0.9%
	Altria Group, Inc.
290,000	2.63%, 09/16/2026	269,091
240,000	3.80%, 02/14/2024	244,476
175,000	3.88%, 09/16/2046	146,309
190,000	4.25%, 08/09/2042	168,164
255,000	4.40%, 02/14/2026	263,388
1,195,000	5.80%, 02/14/2039	1,278,120
830,000	5.95%, 02/14/2049	897,232
	BAT Capital Corp.
710,000	3.56%, 08/15/2027	675,963
995,000	4.39%, 08/15/2037	903,969
365,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	369,977

		5,216,689

	Airlines - 0.1%
	Delta Air Lines, Inc.
75,000	3.63%, 03/15/2022	75,594
470,000	3.80%, 04/19/2023	479,150

		554,744

	Auto Manufacturers - 0.6%
300,000	Daimler Finance North America LLC 3 mo. USD LIBOR + 0.630%, 3.22%, 01/06/2020(3)(7)	300,381
CAD 65,000	Ford Credit Canada Co. 3.14%, 06/14/2019	48,376
	Ford Motor Co.
$ 50,000	4.75%, 01/15/2043	42,487
245,000	5.29%, 12/08/2046	223,278
200,000	Ford Motor Credit Co. LLC 3.82%, 11/02/2027	186,349
	General Motors Co.
20,000	5.20%, 04/01/2045	18,751
30,000	5.40%, 04/01/2048	29,071
130,000	5.95%, 04/01/2049	134,483

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 255,000	6.25%, 10/02/2043	$268,737
410,000	6.75%, 04/01/2046	453,900
	General Motors Financial Co., Inc.
170,000	3 mo. USD LIBOR + 0.540%, 3.27%, 11/06/2020(3)	169,101
300,000	3 mo. USD LIBOR + 0.930%, 3.53%, 04/13/2020(3)	300,913
280,000	3.95%, 04/13/2024	282,964
255,000	4.30%, 07/13/2025	258,458
CAD 400,000	Toyota Credit Canada, Inc. 1.80%, 02/19/2020(7)	296,789
610,000	VW Credit Canada, Inc. 2.50%, 10/01/2019(7)	453,668

		3,467,706

	Auto Parts & Equipment - 0.0%
$ 30,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(8)	29,164

	Beverages - 1.0%
55,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026(1)	55,180
	Anheuser-Busch InBev Worldwide, Inc.
17,000	3.75%, 07/15/2042	14,815
1,325,000	4.60%, 04/15/2048	1,293,212
20,000	4.75%, 04/15/2058	19,595
2,630,000	5.45%, 01/23/2039	2,867,306
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	4,945
765,000	3.60%, 02/15/2028	758,336
290,000	4.40%, 11/15/2025	306,457
436,000	4.75%, 12/01/2025	466,035

		5,785,881

	Biotechnology - 0.1%
410,000	Amgen, Inc. 2.65%, 05/11/2022	407,901
200,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	202,730

		610,631

	Chemicals - 0.9%
290,000	Chemours Co. 5.38%, 05/15/2027	289,275
	DowDuPont, Inc.
1,010,000	4.21%, 11/15/2023	1,058,690
675,000	4.73%, 11/15/2028	734,227
	Methanex Corp.
375,000	4.25%, 12/01/2024	377,217
145,000	5.65%, 12/01/2044	136,887
130,000	Nutrien Ltd. 4.20%, 04/01/2029	134,860
105,000	Olin Corp. 5.13%, 09/15/2027	106,444
530,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	545,211
	Sherwin-Williams Co.
155,000	3.13%, 06/01/2024	154,593
415,000	3.45%, 06/01/2027	409,630
	Syngenta Finance N.V.
520,000	4.89%, 04/24/2025(1)	535,519
895,000	5.18%, 04/24/2028(1)	915,547

		5,398,100

	Commercial Banks - 10.2%
	Bank of America Corp.
105,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(3)	105,089
2,030,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(3)	1,993,486
1,865,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(3)	1,877,194

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 860,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(3)	$883,972
515,000	3 mo. USD LIBOR + 1.210%, 3.97%, 02/07/2030(3)	526,114
1,070,000	4.00%, 01/22/2025	1,096,356
200,000	Bank of China Hong Kong Ltd. 5.55%, 02/11/2020(7)	203,733
550,000	Bank of China Ltd. 3 mo. USD LIBOR + 0.770%, 3.46%, 02/14/2020(3)(7)	550,433
450,000	Barclays plc 3.93%, 05/07/2025	450,306
	BNP Paribas S.A.
1,345,000	3.38%, 01/09/2025(1)	1,330,215
1,075,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(9)	966,156
575,000	BPCE S.A. 3.00%, 05/22/2022(1)	571,745
500,000	Capital One Financial Corp. 3.90%, 01/29/2024	513,530
	Citigroup, Inc.
630,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(3)	626,169
1,705,000	3.20%, 10/21/2026	1,669,656
750,000	3 mo. USD LIBOR + 0.8966%, 3.35%, 04/24/2025(3)	753,818
500,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(3)	493,532
1,425,000	3 mo. USD LIBOR + 1.338%, 3.98%, 03/20/2030(3)	1,451,085
5,000	4.13%, 07/25/2028	5,078
EUR 200,000	Cooperatieve Rabobank UA 5 year EUR Swap + 6.697%, 6.63%, 06/29/2021(3)(7)(9)	247,843
	Credit Agricole S.A.
GBP 125,000	5 year GBP Swap + 4.535%, 7.50%, 06/23/2026(3)(7)(9)	182,847
$ 925,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(9)	1,004,678
600,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(9)	683,166
1,850,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(3)(7)(9)	1,887,821
	Danske Bank A/S
915,000	5.00%, 01/12/2022(1)	940,916
1,010,000	5.38%, 01/12/2024(1)	1,057,725
EUR 800,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(3)(7)(9)	925,699
$ 800,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(3)(7)(9)	829,000
	Goldman Sachs Group, Inc.
20,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(3)	19,885
100,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(3)	99,190
2,420,000	3.50%, 11/16/2026	2,385,911
1,450,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(3)	1,436,376
260,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(3)	258,198
140,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(3)	135,847
40,000	5.15%, 05/22/2045	42,788
435,000	6.75%, 10/01/2037	536,847
	HSBC Bank Canada
CAD 300,000	1 mo.CAD CDOR + 0.210%, 2.19%, 07/10/2019(3)	223,111
500,000	2.94%, 01/14/2020	374,130
	HSBC Holdings plc
$ 280,000	3.40%, 03/08/2021	282,844
895,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(3)	947,551
1,650,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(9)	1,720,125
250,000	Industrial & Commercial Bank of China Ltd. 3 mo. USD LIBOR + 0.770%, 3.42%, 05/23/2020(3)(7)	250,339
	Intesa Sanpaolo S.p.A.
EUR 200,000	5 year EUR Swap + 6.884%, 7.00%, 01/19/2021(3)(7)(9)	234,259
$1,350,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(8)(9)	1,322,163
	JP Morgan Chase & Co.
325,000	2.40%, 06/07/2021	322,871
230,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(3)	230,047
15,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(3)	14,859
1,100,000	3 mo. USD LIBOR + 1.160%, 3.70%, 05/06/2030(3)	1,102,396
2,390,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(3)	2,453,706
935,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(3)	965,862

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 620,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(3)	$637,010
	Morgan Stanley
1,015,000	2.50%, 04/21/2021	1,009,485
125,000	2.75%, 05/19/2022	124,363
2,145,000	3.13%, 07/27/2026	2,089,237
685,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(3)	684,181
225,000	4.00%, 07/23/2025	233,923
375,000	5.00%, 11/24/2025	405,327
1,185,000	Royal Bank of Canada 2.80%, 04/29/2022	1,185,873
	Royal Bank of Scotland Group plc
200,000	5 year USD Swap + 5.720%, 8.00%, 08/10/2025(3)(9)	217,750
200,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(9)	215,000
470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	474,770
	Societe Generale S.A.
625,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(3)(9)	650,000
1,125,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(3)(9)	1,186,875
	Standard Chartered plc
200,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(3)(7)(9)	210,937
1,000,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(1)(3)(9)	1,054,687
	UBS Group Funding Switzerland AG
680,000	2.65%, 02/01/2022(1)	673,645
400,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(7)(9)	412,944
1,125,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(3)(7)(9)	1,207,969
	UniCredit S.p.A.
EUR 1,525,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(7)(8)(9)	1,514,662
$ 650,000	6.57%, 01/14/2022(1)	684,976
	Wells Fargo & Co.
305,000	2.63%, 07/22/2022	302,386
865,000	3.00%, 04/22/2026	845,135
140,000	3.00%, 10/23/2026	136,206
2,445,000	3.07%, 01/24/2023	2,449,678
385,000	3.75%, 01/24/2024	396,182
470,000	4.75%, 12/07/2046	494,242

		58,684,110

	Commercial Services - 0.3%
1,580,000	IHS Markit Ltd. 4.13%, 08/01/2023	1,617,478
380,000	United Rentals North America, Inc. 5.88%, 09/15/2026	397,100

		2,014,578

	Construction Materials - 0.1%
450,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	469,782

	Diversified Financial Services - 0.3%
635,000	American Express Co. 3.40%, 02/27/2023	646,025
AUD 410,000	GE Capital Australia Funding Pty Ltd. 5.00%, 09/26/2019(7)	290,491
CAD 205,000	GE Capital Canada Funding Co. 5.68%, 09/10/2019	154,231
$ 380,000	Navient Corp. 7.25%, 01/25/2022	407,075
CAD 500,000	Nissan Canada Financial Services, Inc. 1.58%, 10/07/2019	370,763

		1,868,585

	Electric - 1.7%
$ 1,380,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(7)	1,424,850
	AES Corp.
140,000	4.88%, 05/15/2023	142,178
125,000	5.13%, 09/01/2027	130,000

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 40,000	Appalachian Power Co. 6.38%, 04/01/2036	$48,300
325,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	323,298
335,000	DTE Energy Co. 1.50%, 10/01/2019	333,090
350,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	367,076
1,280,000	Duke Energy Corp. 2.65%, 09/01/2026	1,223,614
295,000	Duke Energy Progress LLC 3.60%, 09/15/2047	280,242
	Exelon Corp.
725,000	2.85%, 06/15/2020	725,255
725,000	3.95%, 06/15/2025	757,666
140,000	Fortis, Inc. 2.10%, 10/04/2021	137,528
1,053,000	Georgia Power Co. 2.00%, 09/08/2020	1,043,887
460,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	465,140
30,000	ITC Holdings Corp. 3.25%, 06/30/2026	29,426
765,000	NextEra Energy Capital Holdings, Inc. 3.15%, 04/01/2024	767,870
145,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	173,327
560,000	South Carolina Electric & Gas Co. 4.25%, 08/15/2028	600,966
	Southern Co.
115,000	2.95%, 07/01/2023	114,855
515,000	3.25%, 07/01/2026	507,991
10,000	4.40%, 07/01/2046	10,054

		9,606,613

	Electronics - 0.1%
335,000	Fortive Corp. 2.35%, 06/15/2021	331,574

	Engineering & Construction - 0.4%
680,000	Fluor Corp. 4.25%, 09/15/2028	690,474
CAD 550,000	Heathrow Funding Ltd. 4.00%, 07/03/2019(1)(7)	410,039
$ 1,150,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	1,234,525

		2,335,038

	Entertainment - 0.1%
370,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	390,276
445,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	453,344

		843,620

	Food - 0.2%
	Conagra Brands, Inc.
40,000	4.30%, 05/01/2024	41,605
215,000	4.60%, 11/01/2025	227,219
25,000	5.30%, 11/01/2038	25,746
	Kraft Heinz Foods Co.
335,000	3.00%, 06/01/2026	315,967
185,000	4.38%, 06/01/2046	163,668
325,000	4.63%, 01/30/2029	336,856

		1,111,061

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

	Food Service - 0.1%
$ 420,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	$427,476

	Forest Products & Paper - 0.1%
690,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	738,300

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	88,612
140,000	5.88%, 08/20/2026	145,775
435,000	Sempra Energy 2.40%, 02/01/2020	433,757

		668,144

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
975,000	3.36%, 06/06/2024	977,200
595,000	3.70%, 06/06/2027	592,495
650,000	Boston Scientific Corp. 4.00%, 03/01/2028	668,732
	Thermo Fisher Scientific, Inc.
85,000	2.95%, 09/19/2026	82,509
145,000	3.00%, 04/15/2023	145,246

		2,466,182

	Healthcare-Services - 0.9%
205,000	Aetna, Inc. 2.80%, 06/15/2023	201,346
990,000	Anthem, Inc. 3.65%, 12/01/2027	981,370
	Cigna Corp.
500,000	4.13%, 11/15/2025(1)	516,812
1,900,000	4.38%, 10/15/2028(1)	1,959,850
160,000	Cigna Holding Co. 3.88%, 10/15/2047	139,674
	Community Health Systems, Inc.
70,000	5.13%, 08/01/2021(8)	68,950
20,000	6.25%, 03/31/2023	19,475
5,000	Humana, Inc. 2.50%, 12/15/2020	4,967
	UnitedHealth Group, Inc.
430,000	3.50%, 06/15/2023	441,247
305,000	3.70%, 12/15/2025	315,997
280,000	3.75%, 10/15/2047	266,343

		4,916,031

	Home Builders - 0.2%
	Lennar Corp.
190,000	4.75%, 11/29/2027	193,696
200,000	5.25%, 06/01/2026	207,500
70,000	PulteGroup, Inc. 5.50%, 03/01/2026	73,850
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	443,700

		918,746

	Insurance - 0.3%
45,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	46,584
90,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	94,388
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	92,950
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	436,526
270,000	4.38%, 03/15/2029	288,329

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 305,000	4.75%, 03/15/2039	$331,333
40,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	62,552
275,000	Willis North America, Inc. 3.60%, 05/15/2024	277,970

		1,630,632

	Internet - 0.7%
	Alibaba Group Holding Ltd.
895,000	3.40%, 12/06/2027	876,284
445,000	4.20%, 12/06/2047	437,384
	Amazon.com, Inc.
545,000	2.80%, 08/22/2024	545,720
585,000	3.88%, 08/22/2037	602,719
	Tencent Holdings Ltd.
200,000	2.99%, 01/19/2023(1)	198,584
200,000	3.58%, 04/11/2026(1)	200,059
620,000	3.60%, 01/19/2028(1)	610,739
715,000	3.98%, 04/11/2029(1)(8)	720,367

		4,191,856

	Iron/Steel - 0.3%
20,000	ArcelorMittal 6.13%, 06/01/2025	22,350
200,000	Commercial Metals Co. 5.38%, 07/15/2027	197,000
175,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	180,688
	Vale Overseas Ltd.
1,105,000	6.25%, 08/10/2026	1,206,660
170,000	6.88%, 11/10/2039	197,412

		1,804,110

	IT Services - 0.1%
	Apple, Inc.
490,000	3.35%, 02/09/2027	498,987
110,000	3.45%, 02/09/2045	102,470
65,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	69,127

		670,584

	Lodging - 0.1%
450,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	460,688
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
16,000	5.25%, 05/15/2027(1)	15,620
14,000	5.50%, 03/01/2025(1)	14,175

		490,483

	Media - 1.8%
475,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2027(1)	482,125
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,295,000	4.20%, 03/15/2028	1,295,994
915,000	5.38%, 05/01/2047	917,673
475,000	5.75%, 04/01/2048	500,908
	Comcast Corp.
425,000	2.35%, 01/15/2027	397,783
50,000	3.15%, 02/15/2028	49,172
305,000	3.20%, 07/15/2036	278,068
180,000	4.05%, 11/01/2052	174,718
95,000	4.15%, 10/15/2028	100,554
320,000	4.25%, 10/15/2030	340,404
425,000	4.60%, 10/15/2038	457,360
80,000	4.95%, 10/15/2058	89,472
	Cox Communications, Inc.
455,000	3.15%, 08/15/2024(1)	450,467

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 250,000	4.80%, 02/01/2035(1)	$236,695
30,000	8.38%, 03/01/2039(1)	39,971
	Discovery Communications LLC
310,000	3.95%, 06/15/2025	313,466
580,000	4.90%, 03/11/2026	616,894
270,000	5.00%, 09/20/2037	268,973
500,000	6.35%, 06/01/2040	562,003
	DISH DBS Corp.
230,000	5.88%, 07/15/2022	224,411
60,000	6.75%, 06/01/2021	61,871
710,000	Fox Corp. 4.03%, 01/25/2024(1)	738,094
115,000	Liberty Interactive LLC 8.25%, 02/01/2030	119,025
75,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	76,969
	Viacom, Inc.
145,000	4.25%, 09/01/2023	150,884
425,000	4.38%, 03/15/2043	385,861
200,000	Videotron Ltd. 5.38%, 06/15/2024(1)	210,000
	Warner Media LLC
615,000	2.95%, 07/15/2026	589,789
330,000	3.80%, 02/15/2027	331,922

		10,461,526

	Mining - 0.3%
745,000	Anglo American Capital plc 4.75%, 04/10/2027(1)	770,491
940,000	Glencore Funding LLC 4.88%, 03/12/2029(1)	956,473

		1,726,964

	Miscellaneous Manufacturing - 0.0%
280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	280,322

	Oil & Gas - 1.4%
150,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	152,819
	Canadian Natural Resources Ltd.
CAD 530,000	2.60%, 12/03/2019	394,679
260,000	3.05%, 06/19/2019	193,525
$ 875,000	3.85%, 06/01/2027	884,161
580,000	Cimarex Energy Co. 4.38%, 03/15/2029	600,654
330,000	EnCana Corp. 3.90%, 11/15/2021	335,981
	Hess Corp.
135,000	5.60%, 02/15/2041	141,223
690,000	7.13%, 03/15/2033	841,848
260,000	7.30%, 08/15/2031	315,266
130,000	Marathon Oil Corp. 3.85%, 06/01/2025	131,528
230,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(1)	228,675
550,000	Noble Energy, Inc. 5.05%, 11/15/2044	568,112
	Petroleos Mexicanos
150,000	6.00%, 03/05/2020	153,027
400,000	6.50%, 01/23/2029	399,300
220,000	6.75%, 09/21/2047	202,840
300,000	8.00%, 05/03/2019	299,925
425,000	QEP Resources, Inc. 5.25%, 05/01/2023	413,312
200,000	Sinopec Group Overseas Development Ltd. 1.75%, 09/29/2019(7)	199,060

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 220,000	SM Energy Co. 6.13%, 11/15/2022	$222,200
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)(8)	611,700
	Valero Energy Corp.
10,000	3.40%, 09/15/2026	9,844
220,000	4.00%, 04/01/2029	223,128
365,000	WPX Energy, Inc. 5.25%, 09/15/2024	376,863

		7,899,670

	Packaging & Containers - 0.4%
1,150,000	Klabin Austria GmbH 5.75%, 04/03/2029(1)	1,152,300
430,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	449,888
220,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	223,192
695,000	WRKCo, Inc. 4.65%, 03/15/2026	734,767

		2,560,147

	Pharmaceuticals - 1.2%
295,000	Allergan Funding SCS 3.45%, 03/15/2022	296,495
20,000	AstraZeneca plc 3.38%, 11/16/2025	20,227
205,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(1)	216,019
165,000	Baxalta, Inc. 3.60%, 06/23/2022	165,720
1,140,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	1,155,554
	CVS Health Corp.
1,630,000	4.10%, 03/25/2025	1,660,029
770,000	5.05%, 03/25/2048	759,765
15,000	5.13%, 07/20/2045	14,911
95,000	Express Scripts Holding Co. 3 mo. USD LIBOR + 0.750%, 3.38%, 11/30/2020(3)	95,008
630,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	651,411
270,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	274,388
220,000	Mylan N.V. 5.25%, 06/15/2046	199,875
	Mylan, Inc.
250,000	4.55%, 04/15/2028	244,303
160,000	5.20%, 04/15/2048	144,090
425,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	419,966
835,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	759,552

		7,077,313

	Pipelines - 1.2%
475,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	483,171
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	180,000
	Energy Transfer Operating L.P.
10,000	4.20%, 09/15/2023	10,295
335,000	4.50%, 04/15/2024	349,844
160,000	5.15%, 03/15/2045	155,624
890,000	5.25%, 04/15/2029	958,135
135,000	5.50%, 06/01/2027	146,680

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 115,000	6.25%, 04/15/2049	$129,110
197,000	EQM Midstream Partners L.P. 4.13%, 12/01/2026	186,038
	EQT Midstream Partners L.P.
260,000	4.75%, 07/15/2023	265,030
330,000	5.50%, 07/15/2028	339,762
	MPLX L.P.
150,000	4.00%, 03/15/2028	150,175
220,000	4.13%, 03/01/2027	222,393
360,000	5.20%, 03/01/2047	370,743
21,000	Panhandle Eastern Pipe Line Co. L.P. 8.13%, 06/01/2019	21,075
70,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	70,904
280,000	Sunoco Logistics Partners Operations L.P. 4.00%, 10/01/2027	278,186
	Texas Eastern Transmission L.P.
465,000	2.80%, 10/15/2022(1)	458,298
70,000	3.50%, 01/15/2028(1)	68,065
	TransCanada PipeLines Ltd.
225,000	4.75%, 05/15/2038	234,442
15,000	6.10%, 06/01/2040	17,718
	Valero Energy Partners L.P.
470,000	4.38%, 12/15/2026	488,975
155,000	4.50%, 03/15/2028	162,177
	Western Midstream Operating L.P.
320,000	4.50%, 03/01/2028	328,143
290,000	4.75%, 08/15/2028	302,114
210,000	5.50%, 08/15/2048	220,123
	Williams Cos., Inc.
275,000	4.30%, 03/04/2024	286,565
35,000	6.30%, 04/15/2040	40,669

		6,924,454

	Real Estate - 0.1%
475,000	Valley VIiew Apt 3.35%, 05/01/2029(5)(19)	484,871

	Real Estate Investment Trusts - 0.1%
	Crown Castle International Corp.
240,000	3.15%, 07/15/2023	240,171
170,000	3.20%, 09/01/2024	169,313
	Equinix, Inc.
135,000	5.75%, 01/01/2025	140,063
205,000	5.88%, 01/15/2026	216,531

		766,078

	Retail - 0.5%
CAD 250,000	Alimentation Couche-Tard, Inc. 3.32%, 11/01/2019	186,816
	Lowe’s Cos., Inc.
$ 865,000	3.38%, 09/15/2025	874,130
75,000	3.70%, 04/15/2046	66,926
515,000	McDonald’s Corp. 3.35%, 04/01/2023	525,377
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	79,400
845,000	Walmart, Inc. 3.40%, 06/26/2023	868,183

		2,600,832

	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
1,395,000	3.13%, 01/15/2025	1,329,275
310,000	3.63%, 01/15/2024	307,774
1,315,000	3.88%, 01/15/2027	1,254,839

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 1,650,000	Broadcom, Inc. 3.13%, 04/15/2021(1)	$1,649,258
255,000	Intel Corp. 4.10%, 05/19/2046	264,688
470,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	482,943
1,465,000	Micron Technology, Inc. 4.98%, 02/06/2026	1,508,438
1,230,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	1,301,426

		8,098,641

	Software - 0.5%
235,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	243,612
445,000	First Data Corp. 5.00%, 01/15/2024(1)	456,174
	Microsoft Corp.
730,000	3.30%, 02/06/2027	748,349
240,000	3.70%, 08/08/2046	240,618
125,000	3.95%, 08/08/2056	127,629
175,000	MSCI, Inc. 5.75%, 08/15/2025(1)(8)	183,312
330,000	Open Text Corp. 5.88%, 06/01/2026(1)	345,675
250,000	Oracle Corp. 4.00%, 11/15/2047	247,937
60,000	Western Digital Corp. 4.75%, 02/15/2026	57,900

		2,651,206

	Telecommunications - 2.0%
	AT&T, Inc.
10,000	4.25%, 03/01/2027	10,381
1,210,000	4.30%, 02/15/2030	1,239,317
660,000	4.35%, 03/01/2029	682,109
265,000	4.75%, 05/15/2046	263,115
	Nokia Oyj
140,000	4.38%, 06/12/2027	140,350
60,000	6.63%, 05/15/2039	63,900
CAD 250,000	Rogers Communications, Inc. 5.38%, 11/04/2019	188,840
$ 300,000	Sprint Corp. 7.13%, 06/15/2024	300,656
1,445,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	1,488,191
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	148,000
970,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	966,363
630,000	Telefonica Celular del Paraguay 5.88%, 04/15/2027(1)	648,900
	Telefonica Emisiones S.A.
340,000	4.90%, 03/06/2048	336,043
325,000	5.21%, 03/08/2047	335,346
560,000	5.52%, 03/01/2049	601,333
45,000	7.05%, 06/20/2036	55,794
	Verizon Communications, Inc.
275,000	3.88%, 02/08/2029	284,560
1,210,000	4.50%, 08/10/2033	1,297,483
1,115,000	4.81%, 03/15/2039	1,210,914
1,120,000	Vodafone Group plc 4.38%, 05/30/2028	1,153,337

		11,414,932

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

	Transportation - 0.4%
$ 780,000	CSX Corp. 3.25%, 06/01/2027	$776,211
645,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.45%, 07/01/2024(1)	645,294
860,000	Union Pacific Corp. 4.38%, 09/10/2038	897,843

		2,319,348

	Trucking & Leasing - 0.1%
435,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(1)	432,420

	Total Corporate Bonds (cost $178,203,050)	$185,587,453

Foreign Government Obligations - 6.1%
	Argentina - 0.1%
EUR 420,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	309,843

	Canada - 0.3%
CAD 500,000	City of Montreal Canada 5.45%, 12/01/2019	379,579
118,000	City of Quebec Canada 4.35%, 12/16/2019	88,842
	Hydro Quebec Interest Strip
233,000	0.00%, 07/16/2019(6)	172,536
400,000	0.00%, 08/15/2019(6)	295,870
500,000	Province of British Columbia Canada 5.30%, 06/17/2019	373,361
500,000	Province of New Brunswick Canada 4.40%, 06/03/2019	372,558
300,000	Province of Ontario Canada 2.10%, 09/08/2019	223,256

		1,906,002

	Egypt - 0.0%
$ 200,000	Egypt Government International Bond 8.50%, 01/31/2047(7)	203,286

	Ghana - 0.1%
400,000	Ghana Government International Bond 8.63%, 06/16/2049(7)	384,168

	Hungary - 0.1%
200,000	Hungary Government International Bond 6.38%, 03/29/2021	212,704

	Italy - 0.2%
	Italy Buoni Poliennali Del Tesoro
EUR 440,000	1.50%, 08/01/2019	495,096
250,000	2.50%, 05/01/2019	280,175
250,000	4.25%, 09/01/2019(7)	284,151

		1,059,422

	Japan - 4.2%
	Japan Treasury Discount Bill
JPY 50,000,000	0.13%, 06/17/2019(10)	449,028
200,100,000	0.15%, 07/29/2019(10)	1,797,370
60,000,000	0.16%, 06/10/2019(10)	538,816
2,000,000,000	0.19%, 07/16/2019(10)	17,963,582
200,000,000	0.22%, 05/20/2019(10)	1,795,857
200,000,000	0.22%, 05/13/2019(10)	1,795,798

		24,340,451

	Qatar - 0.6%
	Qatar Government International Bond
$ 2,010,000	4.00%, 03/14/2029(1)	2,092,603

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 1,430,000	4.82%, 03/14/2049(1)	$1,535,462

		3,628,065

	Romania - 0.2%
	Romanian Government International Bond
EUR 332,000	4.63%, 04/03/2049(1)	402,769
$ 698,000	6.13%, 01/22/2044(7)	807,516

		1,210,285

	South Korea - 0.1%
300,000	Export-Import Bank of Korea 3 mo. USD LIBOR + 1.000%, 3.62%, 03/17/2021(3)(7)	302,860
310,000	Korea Development Bank 3 mo. USD LIBOR + 0.450%, 3.09%, 02/27/2020(3)	310,417

		613,277

	Spain - 0.1%
EUR 550,000	Spain Government Bond 4.60%, 07/30/2019(1)(7)	623,803

	Tunisia - 0.1%
515,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	578,892

	Total Foreign Government Obligations (cost $34,935,277)	$35,070,198

Municipal Bonds - 0.5%
	Education - 0.1%
	Chicago, IL, Board of Education
$ 5,000	6.14%, 12/01/2039	5,009
380,000	6.32%, 11/01/2029	390,480

		395,489

	General Obligation - 0.3%
1,187,000	City of Chicago, IL, GO 7.38%, 01/01/2033	1,306,068
	State of Illinois
390,000	4.95%, 06/01/2023	401,396
120,000	5.00%, 01/01/2023	123,385
180,000	5.56%, 02/01/2021	187,463

		2,018,312

	Utility - Electric - 0.1%
402,000	Municipal Electric Auth GA 6.64%, 04/01/2057	443,454

	Total Municipal Bonds (cost $2,786,211)	$2,857,255

Senior Floating Rate Interests - 4.7%(11)
	Aerospace/Defense - 0.1%
	TransDigm, Inc.
149,622	1 mo. USD LIBOR + 2.500%, 4.98%, 06/09/2023	$149,052
322,556	1 mo. USD LIBOR + 2.500%, 4.98%, 05/30/2025	320,957

		470,009

	Airlines - 0.0%
98,969	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/12/2021	98,710

	Auto Manufacturers - 0.0%
98,750	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.99%, 11/06/2024	98,701

	Auto Parts & Equipment - 0.1%
135,000	Adient U.S. LLC 1 mo. USD LIBOR + 4.250%, 0.00%, 04/25/2024(12)	134,958
121,035	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/01/2025	120,658

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 235,000	Panther BF Aggregator LP 1 mo. USD LIBOR + 3.500%, 0.00%, 04/30/2026(12)	$235,735

		491,351

	Biotechnology - 0.1%
291,765	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.48%, 05/15/2022	289,212

	Chemicals - 0.1%
171,685	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.75%, 11/14/2025	172,114
99,500	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.98%, 09/06/2025	98,038
184,538	Platform Specialty Products Corp. 1 mo. ICE LIBOR + 2.250%, 4.73%, 01/30/2026	184,654
225,000	Starfruit Finco B.V. 1 mo. USD LIBOR + 3.250%, 0.00%, 10/01/2025(12)	224,017
98,015	Univar, Inc. 1 mo. ICE LIBOR + 2.500%, 4.98%, 07/01/2024	98,260

		777,083

	Coal - 0.0%
126,657	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.38%, 03/28/2022	118,677

	Commercial Services - 0.4%
99,750	Allied Universal Holdco LLC 2 mo. USD LIBOR + 4.250%, 6.73%, 07/28/2022	98,428
349,121	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.48%, 06/15/2025	348,831
398,995	BrightView Landscapes LLC 1 mo. USD LIBOR + 2.500%, 5.00%, 08/15/2025	398,496
200,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.48%, 02/01/2026	201,376
190,000	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 7.49%, 01/31/2026	190,713
250,000	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 11/15/2023	248,705
198,987	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.48%, 05/01/2024	199,029
249,372	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.48%, 06/19/2025	249,165
EUR 200,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 3.50%, 10/21/2022	224,140
$ 246,711	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.35%, 11/29/2024	236,842

		2,395,725

	Construction Materials - 0.1%
368,145	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.35%, 04/12/2025	362,468

	Distribution/Wholesale - 0.1%
373,366	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 01/02/2025	370,364

	Diversified Financial Services - 0.2%
427,996	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.23%, 04/04/2024	428,129
332,732	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.73%, 02/28/2025	331,035
189,525	Financial & Risk U.S. Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.23%, 10/01/2025	187,393

		946,557

	Energy-Alternate Sources - 0.1%
298,496	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.08%, 10/31/2024	299,765

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

	Engineering & Construction - 0.0%
$ 251,828	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.82%, 06/21/2024	$246,791

	Entertainment - 0.0%
114,033	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 4.23%, 10/25/2023	114,342

	Food - 0.1%
129,020	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.79%, 08/03/2022	128,730
129,347	IRB Holding Corp. 1 mo. USD LIBOR + 3.250%, 5.72%, 02/05/2025	128,977
156,718	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.49%, 05/24/2024	156,718

		414,425

	Food Service - 0.1%
275,000	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.23%, 03/11/2025	274,312

	Gas - 0.1%
300,000	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 5.10%, 03/01/2026	299,064

	Healthcare-Products - 0.1%
244,216	Avantor, Inc. 1 mo. USD LIBOR + 3.750%, 6.23%, 11/21/2024	245,264
223,928	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.23%, 09/27/2024	219,311

		464,575

	Healthcare-Services - 0.2%
299,250	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.23%, 10/10/2025	288,878
257,990	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.98%, 08/18/2022	256,184
361,952	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.35%, 06/07/2023	358,170
166,644	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 08/01/2024	166,089
269,325	Universal Health Services, Inc. 1 mo. USD LIBOR + 1.750%, 4.23%, 10/31/2025	269,325

		1,338,646

	Household Products - 0.0%
278,264	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.58%, 09/06/2024	267,829

	Insurance - 0.3%
	Asurion LLC
440,630	1 mo. USD LIBOR + 3.000%, 5.48%, 08/04/2022	442,009
304,000	1 mo. USD LIBOR + 6.500%, 8.98%, 08/04/2025	309,700
373,120	Hub International Ltd. 2 mo. USD LIBOR + 2.750%, 5.34%, 04/25/2025	369,016
428,925	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.73%, 12/31/2025	427,531

		1,548,256

	Leisure Time - 0.2%
278,264	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.23%, 12/22/2024	279,019
425,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.98%, 02/01/2024	418,272
249,375	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.73%, 10/15/2025	249,415

		946,706

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

	Lodging - 0.2%
$ 349,973	Boyd Gaming Corp. 1 week USD LIBOR + 2.250%, 4.67%, 09/15/2023	$350,022
426,763	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/06/2024	424,539
199,483	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.99%, 06/08/2023	199,582
		974,143

	Machinery - Construction & Mining - 0.0%
209,475	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.98%, 08/01/2025	210,621

	Machinery-Diversified - 0.0%
258,035	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.23%, 04/01/2024	258,304

	Media - 0.5%
387,060	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.49%, 04/30/2025	387,745
348,241	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.97%, 01/25/2026	347,517
279,300	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 4.98%, 01/02/2026	279,719
299,244	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.48%, 11/15/2024	298,945
149,242	Numericable Group S.A. 3 mo. USD LIBOR + 3.688%, 6.16%, 01/31/2026	145,213
148,872	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.78%, 03/01/2025	146,175
150,894	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 5.24%, 08/17/2024	150,375
170,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.72%, 08/15/2026	169,362
325,000	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 5.48%, 01/27/2024	324,899
305,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.72%, 09/30/2025	304,366
195,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.97%, 01/15/2026	194,990
242,616	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.23%, 10/10/2025	241,204
150,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.97%, 04/15/2025	148,578

		3,139,088

	Metal Fabricate/Hardware - 0.0%
125,000	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.48%, 08/21/2024	125,035

	Miscellaneous Manufacturing - 0.1%
137,184	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.49%, 10/20/2024	136,563
298,738	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.60%, 05/16/2024	295,601

		432,164

	Oil & Gas - 0.0%
75,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.23%, 12/31/2022	72,562
119,400	NorthRiver Midstream Finance L.P. 1 mo. USD LIBOR + 3.250%, 5.85%, 10/01/2025	119,781

		192,343

	Packaging & Containers - 0.2%
	Berry Global, Inc.
183,750	3 mo. USD LIBOR + 1.750%, 4.23%, 02/08/2020	183,607
275,000	1 mo. USD LIBOR + 2.000%, 4.48%, 10/01/2022	274,456

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 278,631	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.63%, 12/29/2023	$274,103
322,525	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 02/05/2023	322,938

		1,055,104

	Pharmaceuticals - 0.2%
218,500	Bausch Health Companies, Inc. 1 mo. USD LIBOR + 2.750%, 5.22%, 11/27/2025	218,598
248,734	Endo Luxembourg Finance Co., S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.75%, 04/29/2024	245,625
200,000	IQVIA, Inc. 3 mo. USD LIBOR + 2.000%, 4.60%, 03/07/2024	199,950
179,100	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.23%, 02/02/2025	175,817
123,333	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.47%, 06/02/2025	123,822

		963,812

	Real Estate - 0.0%
130,000	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.49%, 12/20/2024	129,730

	Retail - 0.3%
274,300	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 10/31/2023	271,785
274,300	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.73%, 02/16/2024	273,387
268,636	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.48%, 09/25/2024	267,965
199,500	Belron Finance U.S. LLC 1 mo. USD LIBOR + 2.500%, 5.19%, 11/13/2025	199,127
194,836	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.98%, 08/18/2023	193,715
128,979	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.72%, 10/25/2020	119,241
229,345	Staples, Inc. 3 mo. USD LIBOR + 5.000%, 7.60%, 04/09/2026	226,364
228,494	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.48%, 06/27/2023	227,819

		1,779,403

	Semiconductors - 0.0%
133,412	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.49%, 05/29/2025	133,120

	Software - 0.5%
227,413	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.23%, 03/01/2024	227,290
	First Data Corp.
87,003	1 mo. USD LIBOR + 2.000%, 4.48%, 07/08/2022	86,998
635,332	1 mo. USD LIBOR + 2.000%, 4.48%, 04/26/2024	635,142
299,238	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.000%, 4.48%, 02/15/2024	299,612
322,556	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 5.98%, 07/01/2024	323,834
100,000	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 02/01/2022	100,018
34,170	MA FinanceCo. LLC 1 mo. USD LIBOR + 2.500%, 4.98%, 06/21/2024	34,042
230,754	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.500%, 4.98%, 06/21/2024	229,888
74,414	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.23%, 04/28/2021	62,061
58,860	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.73%, 04/16/2025	58,867
181,833	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 04/16/2025	181,832

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 100,000	Ultimate Software Group, Inc. 0.00%, 03/15/2026(12)	$100,650
273,593	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 06/30/2023	273,851

		2,614,085

	Telecommunications - 0.2%
249,369	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 01/31/2025	247,638
325,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.73%, 02/22/2024	325,081
	Sprint Communications, Inc.
509,845	1 mo. USD LIBOR + 2.500%, 5.00%, 02/02/2024	494,677
99,750	1 mo. USD LIBOR + 3.000%, 5.50%, 02/02/2024	98,129
189,138	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.23%, 03/15/2024	181,809

		1,347,334

	Textiles - 0.0%
249,375	ASP Unifrax Holdings, Inc. 3 mo. USD LIBOR + 3.750%, 6.35%, 12/12/2025	243,452

	Transportation - 0.1%
76,678	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 4.000%, 6.60%, 04/06/2026	76,998
142,621	Dynasty Acquisition Co., Inc. 1 mo. USD LIBOR + 4.000%, 6.60%, 04/06/2026	143,217
416,089	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 6.98%, 08/01/2025	418,690

		638,905

	Total Senior Floating Rate Interests (cost $26,847,312)	$26,870,211

U.S. Government Agencies - 47.7%
	Mortgage-Backed Agencies - 47.7%
	FHLMC - 12.9%
$ 3,119,668	0.48%, 01/25/2034(2)(6)	$164,310
842,598	1.75%, 10/15/2042	806,125
180,500	1 mo. USD LIBOR + 0.450%, 2.93%, 07/25/2030(3)	179,789
2,500,000	3.00%, 05/01/2034(13)	2,513,667
10,270	3.00%, 05/15/2041	10,391
300,000	3.00%, 07/01/2047	296,829
978,821	3.00%, 01/01/2048	967,827
7,501,184	3.00%, 07/01/2048	7,417,201
128,959	1 mo. USD LIBOR + 0.550%, 3.03%, 04/25/2030(3)	128,804
894,638	1 mo. USD LIBOR + 0.750%, 3.23%, 03/25/2030(3)	894,088
40,000	3.24%, 08/25/2027	40,914
1,500,000	3.50%, 05/01/2034(13)	1,533,031
2,393,425	3.50%, 10/15/2042	2,436,298
656,922	3.50%, 01/01/2048	664,738
25,935	3.50%, 03/01/2048	26,243
971,124	3.50%, 06/01/2048	982,679
11,335,000	3.50%, 05/01/2049(13)	11,446,800
200,931	1 mo. USD LIBOR + 1.200%, 3.68%, 10/25/2029(3)	201,976
1,800,550	1 mo. USD LIBOR + 1.300%, 3.78%, 03/25/2029(3)	1,806,757
23,810,000	4.00%, 05/01/2049(13)	24,451,701
585,000	1 mo. USD LIBOR + 1.800%, 4.28%, 07/25/2030(3)	576,376
7,150,000	4.50%, 05/01/2049(13)	7,451,036
1,305,640	1 mo. USD LIBOR + 2.200%, 4.68%, 02/25/2024(3)	1,327,311
2,200,000	5.00%, 05/01/2049(13)	2,322,246
1,006,907	5.50%, 06/15/2046	211,404
2,300,000	5.50%, 05/01/2049(13)	2,458,613
1,338,697	1 mo. USD LIBOR + 4.250%, 6.73%, 11/25/2023(3)	1,460,974
525,000	1 mo. USD LIBOR + 5.150%, 7.63%, 11/25/2028(3)	608,779
800,000	1 mo. USD LIBOR + 5.550%, 8.04%, 07/25/2028(3)	935,572

		74,322,479

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

	FNMA – 24.9%
$ 9,252	2.00%, 09/25/2041	$9,010
18,125	2.00%, 12/25/2041	17,726
685,351	2.00%, 03/25/2044	665,476
1,173,027	2.00%, 05/25/2044	1,138,490
210,000	2.50%, 05/01/2034(13)	207,793
18,589	2.50%, 12/25/2041	18,426
21,324	2.50%, 03/25/2046	21,132
370,000	2.88%, 11/01/2027	366,916
255,000	3.00%, 07/01/2027	256,207
330,000	3.00%, 12/01/2029	326,202
9,165,000	3.00%, 05/01/2034(13)	9,211,004
1,245,101	3.00%, 08/25/2042	1,237,184
1,618,606	3.00%, 11/25/2042	1,606,823
24,579	3.00%, 02/25/2043	24,633
156,338	3.00%, 01/25/2046	156,891
2,423,258	3.00%, 02/25/2047	2,417,192
146,445	3.00%, 05/25/2047	146,832
1,641,530	3.00%, 09/25/2047	1,634,654
171,333	3.00%, 06/25/2048	170,605
15,374,000	3.00%, 05/01/2049(13)	15,192,935
62,109	3.00%, 12/25/2054	62,355
200,000	3.10%, 02/01/2027	202,797
505,000	3.10%, 12/01/2027	505,223
345,000	3.16%, 08/01/2027	349,951
600,000	3.18%, 02/01/2027	607,676
334,269	3.22%, 07/01/2032	334,507
1,582,018	3.50%, 06/25/2033(6)	162,578
1,416,878	3.50%, 04/25/2034	146,442
925,000	3.50%, 05/01/2034(13)	944,551
10,862	3.50%, 05/25/2042	11,182
623,458	3.50%, 07/25/2044	636,366
25,832	3.50%, 03/25/2045	26,360
1,759,745	3.50%, 01/01/2048	1,777,608
93,838	3.50%, 02/25/2048	95,712
208,600	3.50%, 04/25/2048	217,427
393,207	3.50%, 06/01/2048	397,198
756,533	3.50%, 03/25/2049	773,988
1,437,130	3.50%, 04/25/2049	1,465,655
57,775,000	3.50%, 05/01/2049(13)	58,297,458
1,428,516	3.50%, 05/25/2053	1,462,435
887,559	3.50%, 07/25/2054	902,657
1,605,678	3.50%, 05/01/2056	1,617,588
719,068	3.50%, 05/25/2056	734,850
269,409	3.50%, 10/25/2056	275,851
3,091,304	3.50%, 11/25/2057	3,139,430
2,412,424	3.50%, 05/01/2058	2,430,306
2,693,750	3.56%, 10/01/2028	2,800,546
463,049	3.66%, 02/01/2029	482,532
1,114,689	4.00%, 06/01/2041	1,153,689
5,980,910	4.00%, 07/01/2048	6,155,133
3,117,202	4.00%, 02/01/2049	3,210,977
12,275,000	4.00%, 05/01/2049(13)	12,596,739
1,950,000	4.50%, 05/01/2049(13)	2,029,028
2,241,213	4.50%, 01/01/2051	2,348,160
782,687	5.50%, 04/25/2044	170,571

		143,351,657

	GNMA - 9.9%
900,426	2.00%, 01/20/2042	875,290
373,566	2.00%, 06/16/2042	362,737
354,224	2.50%, 05/20/2040	352,622
2,660,000	3.00%, 05/01/2049(13)	2,653,506
790,298	3.50%, 11/20/2042	803,587
17,915,000	3.50%, 05/01/2049(13)	18,210,317

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 928,490	4.00%, 09/20/2042(6)	$133,422
682,648	4.00%, 12/20/2044(6)	129,157
1,600,000	4.00%, 04/20/2049	1,648,401
16,100,000	4.00%, 05/01/2049(13)	16,579,226
758,930	4.50%, 06/20/2048(6)	144,864
9,710,000	4.50%, 05/01/2049(13)	10,067,867
1,324,679	5.00%, 07/16/2044(6)	269,982
734,287	5.00%, 06/16/2047(6)	152,071
796,689	5.00%, 11/16/2047(6)	167,263
1,467,299	5.00%, 02/20/2049	1,538,797
2,400,000	5.00%, 05/01/2049(13)	2,504,297
629,546	5.50%, 02/20/2044(6)	142,944

		56,736,350

		274,410,486

	Total U.S. Government Agencies (cost $273,727,307)	$274,410,486

U.S. Government Securities - 21.9%
	U.S. Treasury Securities - 21.9%
	U.S. Treasury Bonds - 9.9%
$ 3,505,000	2.75%, 08/15/2047(8)	$3,375,342
700,000	3.00%, 02/15/2047	710,035
360,000	3.00%, 08/15/2048	364,036
1,620,000	3.13%, 02/15/2043	1,682,775
6,000,000	3.13%, 05/15/2048	6,215,625
8,925,000	3.63%, 08/15/2043	10,046,552
23,260,000	3.63%, 02/15/2044(14)(15)	26,194,758
3,573,000	3.75%, 11/15/2043	4,103,228
3,475,000	5.50%, 08/15/2028	4,336,963

		57,029,314

	U.S. Treasury Notes - 12.0%
552,762	0.38%, 07/15/2027(16)	547,512
5,887,396	0.50%, 04/15/2024(16)	5,909,241
18,581,786	0.75%, 07/15/2028(16)	18,970,900
2,997,815	0.88%, 01/15/2029(16)	3,088,364
1,885,000	1.38%, 08/31/2023	1,815,343
6,020,000	1.50%, 02/28/2023	5,852,098
420,000	1.75%, 05/15/2023	411,567
1,580,000	1.88%, 02/28/2022(8)(15)	1,563,830
8,690,000	2.75%, 02/15/2028	8,874,323
8,200,000	2.88%, 09/30/2023	8,404,359
13,010,000	2.88%, 08/15/2028	13,417,071

		68,854,608

		125,883,922

	Total U.S. Government Securities (cost $121,813,158)	$125,883,922

	Total Long-Term Investments (cost $759,741,255)	$773,177,514

Short-Term Investments - 1.2%
	Commercial Paper - 0.6%
250,000	Anheuser-Busch InBev Worldwide, Inc. 2.82%, 06/28/2019(10)	248,864
	AstraZeneca plc
250,000	2.67%, 05/20/2019(10)	249,634
250,000	2.90%, 06/24/2019(10)	248,912
250,000	China Construction Bank Corp. 2.56%, 05/24/2019(10)	249,580
250,000	CNPC Finance 2.75%, 05/29/2019(10)	249,456
250,000	ENI Finance USA, Inc. 2.73%, 05/20/2019(10)	249,627

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

$ 250,000	Ford Motor Credit Co. 0.00%, 05/01/2019(10)(17)		$250,000
250,000	Humana, Inc. 2.76%, 05/13/2019(10)		249,754
	Sinopec Century Bright
250,000	2.38%, 05/08/2019(10)		249,870
250,000	2.77%, 07/23/2019(10)		248,544
250,000	Suncor Energy, Inc. 2.83%, 07/05/2019(10)		248,732
	TransCanada PipeLines Ltd.
250,000	2.65%, 05/13/2019(10)		249,764
250,000	2.85%, 07/10/2019(10)		248,630

			3,241,367

	Foreign Government Obligations - 0.0%
CAD 200,000	Newfoundland Treasury Bill 1.92%, 10/10/2019(10)		147,391

	Other Investment Pools & Funds - 0.3%
1,636,122	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(18)		1,636,122

	Securities Lending Collateral - 0.3%
1,878,175	State Street Navigator Securities Lending Government Money Market Portfolio, 2.51%(18)		1,878,175

	Total Short-Term Investments (cost $6,904,411)		$6,903,055

	Total Investments Excluding Purchased Options (cost $766,645,666)	135.6%	$780,080,569
	Total Purchased Options (cost $2,093,840)	0.2%	$1,272,678

	Total Investments (cost $768,739,506)	135.8%	$781,353,247
	Other Assets & Liabilities	(35.8)%	(206,024,832)

	Total Net Assets	100.0%	$575,328,415

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $120,223,010, representing 20.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2019.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At April 30, 2019, the aggregate fair value of these securities was $1,119,871, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

(6)	Securities disclosed are interest-only strips.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $14,639,548, representing 2.5% of net assets.

(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The rate shown represents current yield to maturity.

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2019.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Represents or includes a TBA transaction.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	Security is a zero-coupon bond.
(18)	Current yield as of period end.
(19)	Investment valued using significant unobservable inputs.

OTC Swaption Contracts Outstanding at April 30, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	HSBC	2.45%	Pay	08/02/27	USD	4,625,000	4,625,000	$423,234	$517,538	$(94,304)
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/20/30 *	MSC	3.00%	Receive	03/18/20	USD	19,026,000	19,026,000	$86,473	$239,252	$(152,779)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	HSBC	2.45%	Receive	08/02/27	USD	4,625,000	4,625,000	740,925	881,063	(140,138)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/27/29 *	BOA	3.30%	Receive	09/25/19	USD	1,850,000	1,850,000	451	34,965	(34,514)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29 *	MSC	3.30%	Receive	09/30/19	USD	2,660,000	2,660,000	721	49,210	(48,489)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29 *	BOA	3.30%	Receive	09/30/19	USD	4,600,000	4,600,000	1,247	95,450	(94,203)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29 *	DEUT	3.20%	Receive	09/30/19	USD	7,260,000	7,260,000	3,158	82,219	(79,061)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 12/11/29 *	MSC	3.20%	Receive	12/09/19	USD	14,510,000	14,510,000	16,469	194,144	(177,675)

Total Puts							54,531,000	$849,444	$1,576,303	$(726,859)

Total purchased swaption contracts							59,156,000	$1,272,678	$2,093,841	$(821,163)

*	Swaptions with forward premiums.

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canadian Government 10-Year Bond Future	19	06/19/2019	$1,951,695	$(826)
U.S. Treasury 2-Year Note Future	309	06/28/2019	65,819,414	115,736
U.S. Treasury 5-Year Note Future	160	06/28/2019	18,502,500	50,028

Total				$164,938

Short position contracts:
Australian 10-Year Bond Future	74	06/17/2019	$7,202,299	$(65,843)
Euro-Bund Future	18	06/06/2019	3,334,734	(1,771)
U.S. Treasury 10-Year Note Future	82	06/19/2019	10,141,094	(32,555)
U.S. Treasury 10-Year Ultra Future	345	06/19/2019	45,464,531	(511,715)
U.S. Treasury Long Bond Future	10	06/19/2019	1,474,688	(20,995)
U.S. Treasury Ultra Bond Future	49	06/19/2019	8,049,781	23,529

Total				$(609,350)

Total futures contracts				$(444,412)

TBA Sale Commitments Outstanding at April 30, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$2,390,000	05/01/2034	$(2,401,997)	$(420)
FNMA, 3.00%	2,760,000	05/01/2049	(2,727,495)	5,876
FNMA, 4.50%	8,925,000	05/01/2049	(9,286,706)	(8,005)
FNMA, 5.00%	1,500,000	05/01/2049	(1,580,947)	(791)
GNMA, 3.00%	7,110,000	05/01/2049	(7,092,642)	1,805

Total (proceeds receivable $23,088,252)			$(23,089,787)	$(1,535)

  At April 30, 2019, the aggregate market value of TBA Sale Commitments represents (4.0)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.6	GSC	USD	1,475,000	5.00%	05/11/63	Monthly	$—	$(368,036)	$(313,055)	$54,981
CMBX.NA.BB.8	GSC	USD	1,360,000	5.00%	10/17/57	Monthly	—	(252,877)	(199,054)	53,823
CMBX.NA.BBB- 6	MSC	USD	2,775,000	3.00%	05/11/63	Monthly	—	(380,285)	(293,986)	86,299
CMBX.NA.BBB- 6	DEUT	USD	175,000	3.00%	05/11/63	Monthly	—	(24,877)	(18,554)	6,323

Total							$—	$(1,026,075)	$(824,649)	$201,426

Total traded indices							$—	$(1,026,075)	$(824,649)	$201,426

Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	MSC	USD	480,000	1.00%	12/20/23	Quarterly	$—	$(13,569)	$(11,424)	$2,145
Republic of Turkey	MSC	USD	180,000	1.00%	12/20/23	Quarterly	—	(15,085)	(23,978)	(8,893)
Republic of Turkey	MSC	USD	300,000	1.00%	12/20/23	Quarterly	—	(24,973)	(39,963)	(14,990)

Total							$—	$(53,627)	$(75,365)	$(21,738)

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

Total single-name issues	$—	$(53,627)	$(75,365)	$(21,738)

Total OTC contracts	$—	$(1,079,702)	$(900,014)	$179,688

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EMS.31.V1	USD	11,340,000	(1.00%)	06/20/24	Quarterly	$(372,896)	$(460,978)	$(88,082)
CDX.NA.HY.32.V1	USD	4,755,000	(5.00%)	06/20/24	Quarterly	283,960	381,355	97,395
CDX.NA.IG.32	USD	670,000	(1.00%)	06/20/24	Quarterly	10,294	14,225	3,931

Total						$(78,642)	$(65,398)	$13,244

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.00% Fixed	USD	4,135,000	03/21/23	Semi-Annual	$90,111	$—	$50,112	$(39,999)
3 Mo. USD LIBOR	2.64% Fixed	USD	6,030,000	02/01/26	Semi-Annual	—	—	(95,265)	(95,265)
3 Mo. USD LIBOR	2.39% Fixed	USD	1,335,000	05/02/26	Semi-Annual	—	—	227	227
3 Mo. USD LIBOR	2.25% Fixed	USD	22,056,000	06/20/28	Semi-Annual	1,564,980	—	273,211	(1,291,769)
3 Mo. USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	—	(2,572)	(2,061)	511
3 Mo. USD LIBOR	2.86% Fixed	USD	525,000	02/01/49	Semi-Annual	—	—	(17,612)	(17,612)

Total						$1,655,091	$(2,572)	$208,612	$(1,443,907)

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
14,210,000	EGP	810,148	USD	GSC	06/19/19	$4,010	$—
294,939	USD	410,000	AUD	RBS	09/26/19	5,277	—
380,279	USD	500,000	CAD	BOA	06/03/19	8,255	—
48,661	USD	65,000	CAD	BCLY	06/14/19	284	—
380,253	USD	500,000	CAD	BOA	06/17/19	8,097	—
198,386	USD	260,000	CAD	BNP	06/19/19	4,855	—
301,135	USD	400,000	CAD	GSC	07/03/19	3,292	—
112,916	USD	150,000	CAD	SSG	07/03/19	1,225	—
225,092	USD	300,000	CAD	BOA	07/10/19	1,675	—
176,664	USD	233,000	CAD	DEUT	07/16/19	3,121	—
305,314	USD	400,000	CAD	GSC	08/15/19	7,195	—
229,001	USD	300,000	CAD	CBK	09/09/19	5,291	—
95,448	USD	125,000	CAD	CBK	09/10/19	2,233	—
60,411	USD	80,000	CAD	RBS	09/10/19	754	—
464,412	USD	610,000	CAD	UBS	10/01/19	9,320	—
380,741	USD	500,000	CAD	CBK	10/07/19	7,667	—
150,514	USD	200,000	CAD	MSC	10/10/19	1,274	—
188,317	USD	250,000	CAD	HSBC	11/01/19	1,687	—
191,283	USD	250,000	CAD	BNP	11/04/19	4,640	—
381,641	USD	500,000	CAD	GSC	12/02/19	8,116	—
241,176	USD	320,000	CAD	NAB	12/03/19	2,115	—
157,757	USD	210,000	CAD	HSBC	12/03/19	873	—
90,279	USD	118,000	CAD	SSG	12/16/19	2,099	—

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

380,831	USD	500,000	CAD	CBK	01/14/20	$6,938	$—
306,422	USD	400,000	CAD	MSC	02/19/20	7,100	—
285,166	USD	250,000	EUR	BCLY	05/02/19	4,942	—
3,212,603	USD	2,856,000	EUR	JPM	05/31/19	3,286	—
966,846	USD	849,000	EUR	GSC	06/19/19	11,242	—
398,697	USD	351,000	EUR	BNP	06/19/19	3,624	—
631,936	USD	550,000	EUR	BNP	07/30/19	10,585	—
402,224	USD	350,000	EUR	BMO	08/01/19	6,786	—
103,535	USD	90,000	EUR	GSC	08/01/19	1,850	—
282,010	USD	250,000	EUR	BOA	09/03/19	—	(1,214)
180,336	USD	139,000	GBP	JPM	05/31/19	—	(1,179)
1,817,620	USD	200,000,000	JPY	UBS	05/13/19	19,890	—
1,818,647	USD	200,000,000	JPY	SSG	05/20/19	19,804	—
540,351	USD	60,000,000	JPY	SSG	06/10/19	—	(206)
452,320	USD	50,000,000	JPY	JPM	06/17/19	1,606	—
18,138,619	USD	2,000,000,000	JPY	CBK	07/16/19	68,522	—
1,801,944	USD	200,100,000	JPY	MSC	07/29/19	—	(7,841)
Total						$259,530	$(10,440)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBS	RBS Greenwich Capital
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
CDX.EMS	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond ETF

Schedule of Investments April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$122,497,989	$—	$121,862,989	$635,000
Corporate Bonds	185,587,453	—	185,102,582	484,871
Foreign Government Obligations	35,070,198	—	35,070,198	—
Municipal Bonds	2,857,255	—	2,857,255	—
Senior Floating Rate Interests	26,870,211	—	26,870,211	—
U.S. Government Agencies	274,410,486	—	274,410,486	—
U.S. Government Securities	125,883,922	—	125,883,922	—
Short-Term Investments	6,913,735	3,524,977	3,388,758	—
Purchased Options	1,272,678	—	1,272,678	—
Foreign Currency Contracts(2)	259,530	—	259,530	—
Futures Contracts(2)	189,293	189,293	—	—
Swaps - Credit Default(2)	304,897	—	304,897	—
Swaps - Interest Rate(2)	738	—	738	—

Total	$782,118,385	$3,714,270	$777,284,244	$1,119,871

Liabilities
Foreign Currency Contracts(2)	$(10,440)	$—	$(10,440)	$—
Futures Contracts(2)	(633,705)	(633,705)	—	—
Swaps - Credit Default(2)	(111,965)	—	(111,965)	—
Swaps - Interest Rate(2)	(1,444,645)	—	(1,444,645)	—
TBA Sale Commitments	(23,089,787)	—	(23,089,787)	—

Total	$(25,290,542)	$(633,705)	$(24,656,837)	$—

(1) For the period ended April 30, 2019, investments valued at $1,119,871 were transferred into Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2019 is not presented.

Hartford Funds Exchange-Traded Trust

Notes to the Schedules of Investments

April 30, 2019 (Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At April 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan (1)	Cash Collateral	Non - Cash Collateral(2)
Short Duration ETF	$ 215,511	$ 31,890	$192,512
Total Return Bond ETF	4,532,873	1,878,175	2,760,865

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Short Duration ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$31,890	$—	$—	$—	$31,890

Total Borrowings	$31,890	$—	$—	$—	$31,890

Gross amount of recognized liabilities for securities lending transactions					$31,890

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,878,175	$—	$—	$—	$1,878,175
Total Borrowings	$1,878,175	$—	$—	$—	$1,878,175

Gross amount of recognized liabilities for securities lending transactions					$1,878,175

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.